UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)

Robert M. Zakem, Esq.
Senior Vice President & General Counsel
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6363

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO

Investment Portfolio — September 30, 2004

(unaudited)

Short-Term Securities — 99.5%	Principal Amount	Value (Note 1)
COMMERCIAL PAPER — 65.9%
ABN Amro Bank 1.77% due 10/29/04(1)	$350,000	$349,984
Aire Valley Finance 1.84% due 10/05/04(1)	100,000	100,000
Apreco, Inc. 1.66% due 11/15/04	350,000	349,274
BankAmerica Corp. 1.87% due 12/20/04	300,000	298,753
Barclays Bank, PLC 1.77% due 10/25/04(1)	300,000	299,994
Bradford & Bingley, PLC 1.73% due 10/10/04(1)	300,000	300,000
CAFCO, LLC 1.65% due 10/21/04	365,000	364,665
CBA Delaware Finance, Inc. 1.61% due 10/12/04	500,000	499,754
Chase Manhattan Bank 1.70% due 10/12/04(1)	275,000	275,000
Ciesco LP 1.79% due 11/16/04	300,000	299,314
Coca-Cola Enterprises, Inc. 1.77% due 10/28/04	400,000	399,469
CRC Funding, LLC 1.59% due 10/12/04	350,000	349,830
Credit Suisse First Boston USA, Inc. 1.83% due 12/16/04	400,000	400,000
Danske Corp. 1.52% due 10/06/04	400,000	399,916
Eureka Securitization, PLC 1.63% due 10/14/04	295,000	294,826
Fleet Funding Corp. 1.71% due 10/15/04	315,000	314,791
Fortune Brands, Inc. 1.69% due 11/04/04	430,000	429,314
Galaxy Funding, Inc. 1.66% due 11/18/04	350,000	349,225
GlaxoSmithKline Finance, PLC 1.77% due 10/27/04	300,000	299,617
Jupiter Securitization Corp. 1.77% due 10/05/04	300,000	299,941
Mont Blanc Capital Corp. 1.65% due 11/15/04	350,000	349,278
Morgan Stanley Dean Witter Co. 1.73% due 10/04/04	250,000	249,964
New York Life Capital Corp. 1.77% due 10/19/04	445,000	444,606
Park Avenue Receivables Corp. 1.78% due 10/22/04	300,000	299,688
Pfizer, Inc. 1.57% due 10/07/04	450,000	449,882
Preferred Receivables Funding Corp. 1.78% due 10/12/04	295,000	294,840
Svenska Handelsbanken AB 1.23% due 10/12/04	400,000	400,000
UBS Finance, LLC 1.76% due 10/04/04	400,000	399,941
Variable Funding Capital Corp. 1.75% due 10/15/04	235,000	234,840
Wells Fargo Bank NA 1.62% due 10/01/04(1)	440,000	440,000
Westdeutsche Landesbank NRW 1.56% due 10/27/04(1)	400,000	400,000
Wilmington Trust Co. 1.78% due 10/28/04(1)	400,000	400,000

TOTAL COMMERCIAL PAPER (cost $11,036,706)		11,036,706

CORPORATE SHORT-TERM NOTES — 11.1%
General Electric Capital Services, Inc. 1.66% due 11/17/04	500,000	498,917
Granite Mtgs., PLC 1.77% due 10/20/04(1)	62,447	62,447
Holmes Financing, PLC 1.74% due 10/15/04(1)	300,000	300,000
Peoples Security Life Insurance Co. 1.78% due 11/04/04(1)(2)	500,000	500,000
Permanent Financing, PLC 1.71% due 10/13/04(1)	300,000	300,000
Permanent Financing, PLC 1.72% due 10/13/04(1)	205,000	205,000

TOTAL CORPORATE SHORT-TERM NOTES (cost $1,866,364)		1,866,364

FEDERAL AGENCY OBLIGATIONS — 22.5%
Federal Home Loan Bank 1.50% due 03/01/05	300,000	300,000
Federal Home Loan Bank 1.63% due 04/15/05	300,000	300,546
Federal Home Loan Bank 3.88% due 12/15/04	300,000	301,623
Federal Home Loan Bank Cons. Disc. Notes 1.40% due 11/12/04	250,000	249,595
Federal Home Loan Bank Cons. Disc. Notes 1.43% due 11/10/04	219,000	218,657
Federal Home Loan Mtg. Disc. Notes 1.19% due 12/29/04	500,000	498,529
Federal Home Loan Mtg. Disc. Notes 1.62% due 11/09/04	500,000	499,133
Federal National Mtg. Assoc. Disc. Notes 1.27% due 11/03/04	300,000	299,656
Federal National Mtg. Assoc. Disc. Notes 1.38% due 02/14/05	200,000	199,982
Federal National Mtg. Assoc. Disc. Notes 1.62% due 11/10/04	700,000	698,755
Federal National Mtg. Assoc. Disc. Notes 1.72% due 12/15/04	200,000	199,294

TOTAL FEDERAL AGENCY OBLIGATIONS (cost $3,765,770)		3,765,770

TOTAL SHORT-TERM SECURITIES (cost $16,668,840)		16,668,840

Repurchase Agreement — 1.6%

UBS Securities, LLC Joint Repurchase Agreement (3) (cost $270,000)		270,000	270,000

TOTAL INVESTMENTS — (cost $16,938,840)@	101.1%		16,938,840
Liabilities in excess of other assets—	(1.1)		(183,909)

NET ASSETS—	100.0%		$16,754,931

@ See Note 4 for cost of investments on a tax basis.

(1) Variable rate security — the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(2) Illiquid security
(3) See Note 2 for details of Joint Repurchase Agreement.

Portfolio Breakdown as a percentage of net assets (excluding Repurchase Agreements) by industry:

Government Agencies	22.5%
Banks	21.9
Trade & Term Receivables	10.5
Loan Receivables	7.2
Finance	6.3
Insurance	5.6
Trade Receivables	5.6
Drugs	4.5
Receivable Companies	3.6
Retail	2.5
Food, Beverage & Tobacco	2.4
Securities Holding Companies	2.1
Automobile	1.9
Investment Companies	1.5
Term Receivables	1.4

99.5%

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND
PORTFOLIO

Investment Portfolio — September 30, 2004
(unaudited)

Asset-Backed Securities — 4.7%	Principal Amount	Value (Note 1)
FINANCE — 4.7%
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 A2 4.74% due 03/13/40(4)	$5,000,000	$5,050,861
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 A4 4.68% due 08/13/39(4)	5,000,000	5,011,276
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	4,750,000	4,747,541
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07	4,085,000	4,153,001
Citibank Credit Card Issuance Trust, Series 2004-A1 A1 2.55% due 01/20/09	5,000,000	4,949,800
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38(4)	5,000,000	4,768,559
Ford Credit Auto Owner Trust, Series 2002-A A 3.62% due 01/15/06	507,881	508,911
Household Automotive Trust, Series 2002-3 A3A 2.75% due 06/18/07	2,124,075	2,129,089
Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due 11/15/07	2,185,000	2,174,773
MBNA Credit Card Master Note Trust, Series 2003-A11 A11 3.65% due 03/15/11	2,335,000	2,342,495
Morgan Stanley Capital I, Series 2003-T11 A4 5.15% due 06/13/41(4)	5,000,000	5,178,906
Toyota Auto Receivables Owners Trust, Series 2003-B A4 2.79% due 01/15/10	2,590,000	2,571,386

TOTAL ASSET-BACKED SECURITIES (cost $43,456,920)		43,586,598

Bonds & Notes — 93.6%
CONSUMER DISCRETIONARY — 1.5%
Lowe’s Cos., Inc. 7.50% due 12/15/05	5,000,000	5,289,650
Target Corp. 5.50% due 04/01/07	5,000,000	5,290,230
Wal-Mart Stores, Inc. 6.75% due 10/15/23	3,000,000	3,462,186

		14,042,066

CONSUMER STAPLES — 2.8%
Coca-Cola HBC Finance BV 5.13% due 09/17/13	5,000,000	5,124,285
Diageo Capital, PLC 6.13% due 08/15/05	5,000,000	5,154,660
Gillette Co. 4.13% due 08/30/07	4,990,000	5,118,263
Kimberly-Clark Corp. 5.63% due 02/15/12	5,000,000	5,399,135
Unilever Capital Corp. 6.88% due 11/01/05	5,000,000	5,226,515

		26,022,858

EDUCATION — 0.7%
Leland Stanford Junior University of California 6.88% due 02/01/24	5,000,000	6,012,750

ENERGY — 0.5%
ConocoPhillips 3.63% due 10/15/07	5,000,000	5,050,040

FINANCE — 9.7%
Ace INA Holding, Inc. 8.30% due 08/15/06	5,000,000	5,457,445
American Express Co. 3.75% due 11/20/07	5,000,000	5,051,350
AXA 8.60% due 12/15/30	3,000,000	3,883,260
Bank of America Corp. 6.25% due 04/15/12	5,000,000	5,527,075
Boeing Capital Corp. 4.75% due 08/25/08	2,995,000	3,122,686
Citicorp, Series MTNC 6.75% due 10/15/07	5,000,000	5,481,470
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05	1,570,000	1,607,338
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	1,130,000	1,363,557
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	5,000,000	5,754,535
General Reinsurance Corp. 9.00% due 09/12/09	5,000,000	6,175,840
Hartford Life, Inc. 7.38% due 03/01/31	5,000,000	6,003,310
Household Finance Corp. 6.38% due 10/15/11	5,000,000	5,511,020
John Hancock Funds 7.38% due 02/15/24*	5,000,000	5,805,135
J.P. Morgan Chase & Co. 5.13% due 09/15/14	7,495,000	7,535,180
Morgan Stanley 5.30% due 03/01/13	5,000,000	5,124,670
Postal Square LP 8.95% due 06/15/22	4,275,150	5,676,758

Private Export Funding Corp., Series M 5.34% due 03/15/06	5,000,000	5,193,940
US Bancorp 7.50% due 06/01/26	400,000	483,711
Wells Fargo Financial, Inc. 5.50% due 08/01/12	5,000,000	5,306,985

		90,065,265

HEALTHCARE — 0.7%
Johnson & Johnson 4.95% due 05/15/33	3,000,000	2,816,709
UnitedHealth Group, Inc. 5.00% due 08/15/14	4,000,000	4,049,488

		6,866,197

INDUSTRIAL & COMMERCIAL — 3.1%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	4,281,247	4,804,886
First Data Corp. 3.38% due 08/01/08	4,000,000	3,964,648
General Dynamics Corp. 2.13% due 05/15/06	3,615,000	3,575,745
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	4,049,531	4,360,980
United Parcel Service, Inc. 8.38% due 04/01/20	5,000,000	6,657,530
United Technologies Corp. 6.63% due 11/15/04	5,000,000	5,023,315

		28,387,104

INFORMATION & ENTERTAINMENT — 0.5%
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	5,000,000	4,874,364

INFORMATION TECHNOLOGY — 1.6%
Computer Sciences Corp. 7.38% due 06/15/11	3,280,000	3,801,714
Hewlett-Packard Co. 7.15% due 06/15/05	5,000,000	5,163,975
Verizon Global Funding Corp. 6.88% due 06/15/12	5,000,000	5,667,675

		14,633,364

MATERIALS — 0.6%
Alcoa, Inc. 4.25% due 08/15/07	5,000,000	5,136,125

MUNICIPAL BONDS — 0.7%
Illinois State General Obligation Pension 5.10% due 06/01/33	2,860,000	2,724,236
Sonoma County, California Pension Obligation 3.24% due 12/01/08	3,730,000	3,665,769

		6,390,005

NON-U.S. GOVERNMENT OBLIGATIONS — 0.6%
Province of British Columbia 4.63% due 10/03/06	5,000,000	5,174,425

U.S. GOVERNMENT AGENCIES — 39.6%
Federal Home Loan Mtg. Corp. 7.50% due 05/01/27	19,609	21,078
Federal Home Loan Mtg. Corp. 14.75% due 03/01/10	15,073	17,368
Federal National Mtg. Assoc. 4.50% due 11/01/18	22,596,356	22,583,508
Federal National Mtg. Assoc. 5.00% due 01/01/17	347,842	354,818
Federal National Mtg. Assoc. 5.00% due 02/01/17	128,883	131,468

Federal National Mtg. Assoc. 5.00% due 10/01/17	13,278,352	13,527,916
Federal National Mtg. Assoc. 5.00% due 11/01/17	1,894,519	1,930,126
Federal National Mtg. Assoc. 5.00% due 12/01/17	970,897	989,145
Federal National Mtg. Assoc. 5.00% due 01/01/18	2,235,129	2,277,138
Federal National Mtg. Assoc. 5.00% due 02/01/18	3,642,252	3,708,173
Federal National Mtg. Assoc. 5.00% due 02/01/18	1,469,004	1,496,614
Federal National Mtg. Assoc. 5.00% due 05/01/18	570,721	581,051
Federal National Mtg. Assoc. 5.00% due 06/01/18	38,584,991	39,283,338
Federal National Mtg. Assoc. 5.00% due 06/01/18	457,167	466,336
Federal National Mtg. Assoc. 5.00% due 11/01/18	1,430,870	1,456,768
Federal National Mtg. Assoc. 5.00% due 12/01/18	12,877,628	13,110,699
Federal National Mtg. Assoc. 5.00% due 01/01/19	4,995,282	5,085,691
Federal National Mtg. Assoc. 5.00% due 01/01/19	23,795	24,242
Federal National Mtg. Assoc. 5.00% due 02/01/19	5,420,985	5,514,567
Federal National Mtg. Assoc. 5.00% due 02/01/19	3,756,205	3,824,188
Federal National Mtg. Assoc. 5.00% due 03/01/19	11,622,323	11,822,958
Federal National Mtg. Assoc. 5.00% due 03/01/19	946,204	963,329
Federal National Mtg. Assoc. 5.00% due 04/01/19	8,461,496	8,607,566
Federal National Mtg. Assoc. 5.00% due 04/01/19	1,924,559	1,959,392
Federal National Mtg. Assoc. 5.00% due 05/01/19	8,307,530	8,450,942
Federal National Mtg. Assoc. 5.00% due 05/01/19	488,718	497,563
Federal National Mtg. Assoc. 5.00% due 06/01/19	9,870,521	10,040,915
Federal National Mtg. Assoc. 6.00% due 12/01/10	17,195	18,069
Federal National Mtg. Assoc. 6.50% due 06/01/08	10,714	11,305
Federal National Mtg. Assoc. 6.50% due 08/01/10	191	203
Federal National Mtg. Assoc. 6.50% due 06/01/11	2,343	2,484
Government National Mtg. Assoc. 5.00% due 11/15/17	1,323,923	1,360,336
Government National Mtg. Assoc. 5.00% due 06/15/18	2,879,499	2,956,390
Government National Mtg. Assoc. 5.00% due 07/15/18	1,704,590	1,750,108
Government National Mtg. Assoc. 5.00% due 08/15/18	4,419,989	4,538,016
Government National Mtg. Assoc. 5.00% due 09/15/18	10,857,539	11,147,467
Government National Mtg. Assoc. 5.00% due 07/15/33	13,372,981	13,339,862
Government National Mtg. Assoc. 5.00% due 10/15/33	1,020,213	1,017,686
Government National Mtg. Assoc. 5.00% due 11/15/33	1,143,563	1,140,731
Government National Mtg. Assoc. 5.00% due 12/15/33	2,153,128	2,147,796
Government National Mtg. Assoc. 5.00% due 01/15/34	2,059,887	2,052,495
Government National Mtg. Assoc. 5.00% due 02/15/34	1,986,242	1,979,115
Government National Mtg. Assoc. 5.00% due 03/15/34	976,300	972,796
Government National Mtg. Assoc. 5.00% due 04/15/34	980,956	977,436
Government National Mtg. Assoc. 5.50% due 10/15/32	159,611	162,827
Government National Mtg. Assoc. 5.50% due 11/15/32	822,520	839,090
Government National Mtg. Assoc. 5.50% due 12/15/32	686,121	699,944
Government National Mtg. Assoc. 5.50% due 01/15/33	14,523,156	14,805,535
Government National Mtg. Assoc. 5.50% due 02/15/33	20,169,834	20,562,003
Government National Mtg. Assoc. 5.50% due 03/15/33	13,363,516	13,623,348
Government National Mtg. Assoc. 5.50% due October TBA	46,450,000	47,233,844
Government National Mtg. Assoc. 6.00% due 03/15/28	98,178	102,182
Government National Mtg. Assoc. 6.00% due 06/15/28	43,684	45,465
Government National Mtg. Assoc. 6.00% due 08/15/28	209,184	217,712
Government National Mtg. Assoc. 6.00% due 09/15/28	95,224	99,106

Government National Mtg. Assoc. 6.00% due 10/15/28	351,453	365,781
Government National Mtg. Assoc. 6.00% due 11/15/28	41,812	43,516
Government National Mtg. Assoc. 6.00% due 12/15/28	588,416	612,363
Government National Mtg. Assoc. 6.00% due 12/15/28	140,404	146,128
Government National Mtg. Assoc. 6.00% due 04/15/29	29,626	30,810
Government National Mtg. Assoc. 6.00% due 01/15/32	142,322	147,787
Government National Mtg. Assoc. 6.00% due 02/15/32	5,171	5,370
Government National Mtg. Assoc. 6.00% due 07/15/32	49,683	51,591
Government National Mtg. Assoc. 6.00% due 09/15/32	66,755	69,318
Government National Mtg. Assoc. 6.00% due 10/15/32	4,801,729	4,986,132
Government National Mtg. Assoc. 6.00% due 11/15/32	191,457	198,809
Government National Mtg. Assoc. 6.00% due 01/15/33	30,716	31,893
Government National Mtg. Assoc. 6.00% due 02/15/33	333,930	346,722
Government National Mtg. Assoc. 6.00% due 03/15/33	595,415	618,223
Government National Mtg. Assoc. 6.00% due 04/15/33	604,778	627,945
Government National Mtg. Assoc. 6.00% due 05/15/33	1,285,301	1,334,536
Government National Mtg. Assoc. 6.50% due 07/15/09	15,440	16,389
Government National Mtg. Assoc. 6.50% due 04/15/11	3,302	3,510
Government National Mtg. Assoc. 6.50% due 01/15/12	73,226	77,837
Government National Mtg. Assoc. 6.50% due 02/15/12	12,815	13,622
Government National Mtg. Assoc. 6.50% due 10/15/12	36,914	39,238
Government National Mtg. Assoc. 6.50% due 11/15/12	132,411	140,749
Government National Mtg. Assoc. 6.50% due 01/15/13	35,213	37,450
Government National Mtg. Assoc. 6.50% due 05/15/13	64,533	68,632
Government National Mtg. Assoc. 6.50% due 01/15/14	398,007	423,371
Government National Mtg. Assoc. 6.50% due 02/15/14	11,887	12,644
Government National Mtg. Assoc. 6.50% due 03/15/14	241,276	256,652
Government National Mtg. Assoc. 6.50% due 04/15/14	221,988	236,135
Government National Mtg. Assoc. 6.50% due 05/15/14	502,171	534,174
Government National Mtg. Assoc. 6.50% due 06/15/14	14,663	15,598
Government National Mtg. Assoc. 6.50% due 07/15/14	16,672	17,734
Government National Mtg. Assoc. 6.50% due 08/15/14	676,947	720,087
Government National Mtg. Assoc. 6.50% due 10/15/14	2,125	2,260
Government National Mtg. Assoc. 6.50% due 01/15/16	23,424	24,941
Government National Mtg. Assoc. 6.50% due 05/15/23	11,387	12,095
Government National Mtg. Assoc. 6.50% due 06/15/23	31,982	33,969
Government National Mtg. Assoc. 6.50% due 07/15/23	149,705	159,006
Government National Mtg. Assoc. 6.50% due 08/15/23	80,973	86,003
Government National Mtg. Assoc. 6.50% due 10/15/23	220,956	234,682
Government National Mtg. Assoc. 6.50% due 11/15/23	296,392	314,805
Government National Mtg. Assoc. 6.50% due 12/15/23	463,694	492,501
Government National Mtg. Assoc. 6.50% due 03/15/26	215,406	228,266
Government National Mtg. Assoc. 6.50% due 02/15/27	23,777	25,200
Government National Mtg. Assoc. 6.50% due 12/15/27	29,326	31,050
Government National Mtg. Assoc. 6.50% due 01/15/28	297,163	314,473
Government National Mtg. Assoc. 6.50% due 02/15/28	208,774	220,936
Government National Mtg. Assoc. 6.50% due 03/15/28	363,376	384,543
Government National Mtg. Assoc. 6.50% due 03/15/28	120,700	127,783
Government National Mtg. Assoc. 6.50% due 04/15/28	324,198	343,083
Government National Mtg. Assoc. 6.50% due 05/15/28	580,548	614,366
Government National Mtg. Assoc. 6.50% due 06/15/28	895,845	948,030
Government National Mtg. Assoc. 6.50% due 06/15/28	6,149	6,509
Government National Mtg. Assoc. 6.50% due 07/15/28	928,601	982,694
Government National Mtg. Assoc. 6.50% due 08/15/28	1,492,413	1,579,349
Government National Mtg. Assoc. 6.50% due 09/15/28	1,240,961	1,313,250
Government National Mtg. Assoc. 6.50% due 09/15/28	7,287	7,719

Government National Mtg. Assoc. 6.50% due 10/15/28	2,430,703	2,572,296
Government National Mtg. Assoc. 6.50% due 11/15/28	579,633	613,398
Government National Mtg. Assoc. 6.50% due 11/15/28	67,060	70,978
Government National Mtg. Assoc. 6.50% due 11/15/28	119,673	126,685
Government National Mtg. Assoc. 6.50% due 12/15/28	769,454	814,276
Government National Mtg. Assoc. 6.50% due 12/15/28	97,049	102,710
Government National Mtg. Assoc. 6.50% due 01/15/29	193,936	205,114
Government National Mtg. Assoc. 6.50% due 02/15/29	142,247	150,446
Government National Mtg. Assoc. 6.50% due 02/15/29	39,005	41,312
Government National Mtg. Assoc. 6.50% due 03/15/29	157,687	166,775
Government National Mtg. Assoc. 6.50% due 04/15/29	204,930	216,741
Government National Mtg. Assoc. 6.50% due 05/15/29	958,565	1,013,811
Government National Mtg. Assoc. 6.50% due 06/15/29	270,076	285,641
Government National Mtg. Assoc. 6.50% due 01/15/31	88,064	93,023
Government National Mtg. Assoc. 6.50% due 03/15/31	109,982	116,175
Government National Mtg. Assoc. 6.50% due 04/15/31	29,428	31,085
Government National Mtg. Assoc. 6.50% due 04/15/31	354,026	373,959
Government National Mtg. Assoc. 6.50% due 04/15/31	23,146	24,453
Government National Mtg. Assoc. 6.50% due 05/15/31	103,092	108,896
Government National Mtg. Assoc. 6.50% due 05/15/31	1,209,310	1,277,400
Government National Mtg. Assoc. 6.50% due 05/15/31	76,450	80,771
Government National Mtg. Assoc. 6.50% due 06/15/31	1,203,984	1,271,775
Government National Mtg. Assoc. 6.50% due 07/15/31	24,993	26,400
Government National Mtg. Assoc. 6.50% due 07/15/31	736,339	777,799
Government National Mtg. Assoc. 6.50% due 08/15/31	552,471	583,578
Government National Mtg. Assoc. 6.50% due 09/15/31	1,263,440	1,334,578
Government National Mtg. Assoc. 6.50% due 10/15/31	1,601,659	1,691,841
Government National Mtg. Assoc. 6.50% due 10/15/31	231,074	244,139
Government National Mtg. Assoc. 6.50% due 11/15/31	578,974	611,573
Government National Mtg. Assoc. 6.50% due 12/15/31	23,080	24,379
Government National Mtg. Assoc. 6.50% due 12/15/31	3,524,792	3,723,256
Government National Mtg. Assoc. 6.50% due 01/15/32	2,619,871	2,766,953
Government National Mtg. Assoc. 6.50% due 02/15/32	1,496,695	1,580,720
Government National Mtg. Assoc. 6.50% due 03/15/32	632,206	667,698
Government National Mtg. Assoc. 6.50% due 04/15/32	1,339,727	1,414,940
Government National Mtg. Assoc. 6.50% due 05/15/32	3,077,890	3,250,685
Government National Mtg. Assoc. 7.00% due 03/15/09	10,506	11,180
Government National Mtg. Assoc. 7.00% due 06/15/09	16,660	17,728
Government National Mtg. Assoc. 7.00% due 09/15/10	10,219	10,889
Government National Mtg. Assoc. 7.00% due 01/15/11	58,011	61,917
Government National Mtg. Assoc. 7.00% due 03/15/11	74,168	79,162
Government National Mtg. Assoc. 7.00% due 04/15/11	51,029	54,465
Government National Mtg. Assoc. 7.00% due 05/15/11	86,013	91,804
Government National Mtg. Assoc. 7.00% due 07/15/11	148,223	158,203
Government National Mtg. Assoc. 7.00% due 08/15/11	30,247	32,283
Government National Mtg. Assoc. 7.00% due 09/15/11	984	1,050
Government National Mtg. Assoc. 7.00% due 09/15/11	157,230	167,816
Government National Mtg. Assoc. 7.00% due 11/15/11	35,457	37,844
Government National Mtg. Assoc. 7.00% due 12/15/11	149,258	159,308
Government National Mtg. Assoc. 7.00% due 01/15/12	304,538	325,037
Government National Mtg. Assoc. 7.00% due 12/15/12	50,116	53,489
Government National Mtg. Assoc. 7.00% due 11/15/23	2,516	2,695
Government National Mtg. Assoc. 7.00% due 12/15/23	85,363	91,452
Government National Mtg. Assoc. 7.00% due 11/15/27	86,358	92,315
Government National Mtg. Assoc. 7.00% due 12/15/27	12,397	13,252
Government National Mtg. Assoc. 7.00% due 01/15/28	208,168	222,309

Government National Mtg. Assoc. 7.00% due 02/15/28	144,602	154,425
Government National Mtg. Assoc. 7.00% due 04/15/28	301,246	321,710
Government National Mtg. Assoc. 7.00% due 05/15/28	184,906	197,467
Government National Mtg. Assoc. 7.00% due 06/15/28	238,742	254,960
Government National Mtg. Assoc. 7.00% due 07/15/28	456,068	487,050
Government National Mtg. Assoc. 7.00% due 08/15/28	314,916	336,309
Government National Mtg. Assoc. 7.00% due 09/15/28	125,849	134,398
Government National Mtg. Assoc. 7.00% due 10/15/28	114,125	121,878
Government National Mtg. Assoc. 7.00% due 11/15/28	192,588	205,670
Government National Mtg. Assoc. 7.00% due 12/15/28	37,672	40,231
Government National Mtg. Assoc. 7.00% due 03/15/29	27,537	29,393
Government National Mtg. Assoc. 7.00% due 04/15/29	128,336	136,986
Government National Mtg. Assoc. 7.00% due 05/15/29	75,181	80,249
Government National Mtg. Assoc. 7.00% due 07/15/29	68,207	72,805
Government National Mtg. Assoc. 7.00% due 09/15/29	329,797	352,027
Government National Mtg. Assoc. 7.00% due 10/15/29	110,425	117,869
Government National Mtg. Assoc. 7.00% due 12/15/29	451,991	482,555
Government National Mtg. Assoc. 7.00% due 10/15/31	44,645	47,631
Government National Mtg. Assoc. 7.00% due 04/15/32	105,182	112,191
Government National Mtg. Assoc. 7.50% due 01/15/22	402	436
Government National Mtg. Assoc. 7.50% due 01/15/22	1,162	1,258
Government National Mtg. Assoc. 7.50% due 11/15/22	31,049	33,621
Government National Mtg. Assoc. 7.50% due 01/15/23	102,687	111,172
Government National Mtg. Assoc. 7.50% due 02/15/23	2,136	2,313
Government National Mtg. Assoc. 7.50% due 03/15/23	78,059	84,509
Government National Mtg. Assoc. 7.50% due 04/15/23	1,123	1,216
Government National Mtg. Assoc. 7.50% due 05/15/23	15,949	17,267
Government National Mtg. Assoc. 7.50% due 06/15/23	1,614	1,747
Government National Mtg. Assoc. 7.50% due 06/15/23	818	885
Government National Mtg. Assoc. 7.50% due 07/15/23	450	487
Government National Mtg. Assoc. 7.50% due 07/15/23	181,762	196,781
Government National Mtg. Assoc. 7.50% due 08/15/23	1,056	1,143
Government National Mtg. Assoc. 7.50% due 10/15/23	601,174	650,850
Government National Mtg. Assoc. 7.50% due 11/15/23	43,372	46,956
Government National Mtg. Assoc. 7.50% due 05/15/24	11,665	12,620
Government National Mtg. Assoc. 7.50% due 11/15/25	838,997	906,815
Government National Mtg. Assoc. 7.50% due 12/15/25	1,275,648	1,378,763
Government National Mtg. Assoc. 7.50% due 03/15/27	1,006,272	1,085,408
Government National Mtg. Assoc. 7.50% due 10/15/27	633,167	682,961
Government National Mtg. Assoc. 7.50% due 11/15/27	182,131	196,454
Government National Mtg. Assoc. 7.50% due 02/15/29	3,827	4,125
Government National Mtg. Assoc. 7.50% due 04/15/29	106,927	115,239
Government National Mtg. Assoc. 7.50% due 05/15/29	57,962	62,468
Government National Mtg. Assoc. 7.50% due 06/15/29	2,018	2,175
Government National Mtg. Assoc. 7.50% due 06/15/29	24,032	25,900
Government National Mtg. Assoc. 7.50% due 07/15/29	4,409	4,752
Government National Mtg. Assoc. 7.50% due 07/15/29	338,372	364,676
Government National Mtg. Assoc. 7.50% due 08/15/29	1,752	1,888
Government National Mtg. Assoc. 7.50% due 08/15/29	485,592	523,340
Government National Mtg. Assoc. 7.50% due 09/15/29	1,501	1,618
Government National Mtg. Assoc. 7.50% due 09/15/29	136,492	147,102
Government National Mtg. Assoc. 7.50% due 10/15/29	286,486	308,757
Government National Mtg. Assoc. 7.50% due 11/15/29	367,793	396,384
Government National Mtg. Assoc. 7.50% due 12/15/29	31,659	34,120
Government National Mtg. Assoc. 8.00% due 09/15/29	28,592	31,226
Government National Mtg. Assoc. 8.00% due 10/15/29	9,509	10,385
Government National Mtg. Assoc. 8.00% due 11/15/29	25,979	28,374

Government National Mtg. Assoc. 8.00% due 12/15/29	71,245	77,812
Government National Mtg. Assoc. 8.00% due 01/15/30	188,335	205,612
Government National Mtg. Assoc. 8.00% due 03/15/30	2,146	2,343
Government National Mtg. Assoc. 8.00% due 04/15/30	365,977	399,549
Government National Mtg. Assoc. 8.00% due 05/15/30	63,117	68,907
Government National Mtg. Assoc. 8.00% due 06/15/30	87,938	96,005
Government National Mtg. Assoc. 8.00% due 07/15/30	36,355	39,690
Government National Mtg. Assoc. 8.00% due 08/15/30	106,509	116,279
Government National Mtg. Assoc. 8.00% due 09/15/30	148,982	162,649
Government National Mtg. Assoc. 8.00% due 10/15/30	133,510	145,757
Government National Mtg. Assoc. 8.00% due 11/15/30	53,814	58,751
Government National Mtg. Assoc. 8.00% due 12/15/30	21,712	23,704
Government National Mtg. Assoc. 8.00% due 02/15/31	298,212	325,551
Government National Mtg. Assoc. 8.00% due 03/15/31	138,611	151,318
Government National Mtg. Assoc. 10.00% due 01/20/14	8,698	9,677
Government National Mtg. Assoc. 10.00% due 02/20/14	1,304	1,485
Government National Mtg. Assoc. 10.00% due 03/20/14	7,608	8,464
Government National Mtg. Assoc. 10.00% due 06/20/14	2,797	3,112
Government National Mtg. Assoc. 10.00% due 07/20/14	20,770	23,107
Government National Mtg. Assoc. 10.00% due 04/20/16	58,417	65,230
Government National Mtg. Assoc. 10.00% due 05/20/16	29,267	32,680
Government National Mtg. Assoc. 10.00% due 08/20/16	5,400	6,030
Government National Mtg. Assoc. 10.00% due 01/20/17	17,736	19,833
Government National Mtg. Assoc. 10.00% due 02/20/17	30,230	33,804
Government National Mtg. Assoc. 10.00% due 03/20/17	15,180	16,930
Government National Mtg. Assoc. 12.00% due 01/20/16	711	816
Government National Mtg. Assoc. 12.75% due 07/15/14	37,578	43,218
Government National Mtg. Assoc. 13.50% due 09/20/14	2,748	3,198

		366,692,470

U.S. GOVERNMENT OBLIGATIONS — 29.4%
United States Treasury Bonds 5.38% due 02/15/31	49,200,000	52,705,500
United States Treasury Notes 1.50% due 03/31/06(3)	60,000,000	59,217,180
United States Treasury Notes 1.63% due 09/30/05(3)	50,000,000	49,724,600
United States Treasury Notes 2.00% due 08/31/05(3)	50,000,000	49,923,850
United States Treasury Notes 2.00% due 05/15/06(3)	55,550,000	55,170,260
United States Treasury Notes 3.50% due 11/15/06(3)	5,250,000	5,342,080

		272,083,470

UTILITIES — 1.6%
BellSouth Corp. 6.55% due 06/15/34	3,000,000	3,157,809
Hydro-Quebec, Series HY 8.40% due 01/15/22	5,000,000	6,780,235
KeySpan Corp. 6.15% due 06/01/06	5,000,000	5,247,815

		15,185,859

TOTAL BONDS & NOTES (cost $850,723,092)		866,616,362

TOTAL INVESTMENT SECURITIES (cost $894,180,012)		910,202,960

Short-Term Securities — 1.1%
U.S. GOVERNMENT AGENCIES — 1.1%
Federal National Mtg. Assoc. Disc. Notes 1.65% due 10/12/04(1) (cost $9,994,744)		10,000,000	9,994,744

Repurchase Agreement — 5.3%

UBS Securities, LLC Joint Repurchase Agreement (2) (cost $48,990,000)		48,990,000	48,990,000

TOTAL INVESTMENTS — (cost $953,164,756)@	104.7%		969,187,704
Liabilities in excess of other assets—	(4.7)		(43,413,498)

NET ASSETS—	100.0%		$925,774,206

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $10,166,115 representing 1.10% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@ See Note 4 for cost of investments on a tax basis.
(1) The security or a portion thereof represents collateral for open futures contracts.
(2) See Note 2 for details of Joint Repurchase Agreement.
(3) The security or a portion thereof represents collateral for TBAs.
(4) Commercial Mortgage-Backed Security
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	September 30,	Appreciation
Contracts	Description	Date	Trade Date	2004	(Depreciation)
320 Short	U.S. Treasury 10 YR Notes (CBT)	December 2004	$36,290,000	$36,040,096	$249,904

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO

Investment Portfolio — September 30, 2004
(unaudited)

Common Stock — 60.9%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 3.8%
Apparel & Textiles — 0.5%
Columbia Sportswear Co.†	3,600	$196,200
Jones Apparel Group, Inc.	20,000	716,000
Kellwood Co.	3,200	116,640
NIKE, Inc., Class B	15,100	1,189,880
Pacific Sunwear of California, Inc.†	7,900	166,295
Quiksilver, Inc.†	5,400	137,268

Automotive — 1.0%
General Motors Corp.	18,600	790,128
Magna International, Inc., Class A ADR	22,200	1,644,576
PACCAR, Inc.	30,225	2,089,152
Superior Industries International, Inc.	8,400	251,580
Tesma International, Inc., Class A	5,500	130,570

Housing & Household Durables — 0.5%
Cemex SA de CV Sponsored ADR	20,000	562,800
D.R. Horton, Inc.	31,200	1,033,032
KB Home Corp.	3,400	287,266
Monaco Coach Corp.	15,800	342,070
Simpson Manufacturing Co., Inc.	5,200	328,640

Retail — 1.8%
AnnTaylor Stores Corp.†	7,850	183,690
Blockbuster, Inc., Class A	17,400	132,066
Blockbuster, Inc., Class B†	9,100	65,338
Blue Nile, Inc.†	2,400	80,832
Costco Wholesale Corp.	52,400	2,177,744
May Department Stores Co.	15,600	399,828
Movie Gallery, Inc.	10,700	187,571
Neiman Marcus Group, Inc., Class A	34,300	1,972,250
Restoration Hardware, Inc.†	2,000	10,360
Sears Roebuck & Co.	11,200	446,320
Tiffany & Co.	55,700	1,712,218
United Natural Foods, Inc.†	7,400	196,840
Wal-Mart de Mexico SA de CV Sponsored ADR	28,300	965,030
West Marine, Inc.†	10,500	224,490

		18,736,674

CONSUMER STAPLES — 4.3%
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	15,100	710,304
ConAgra Foods, Inc.	19,100	491,061
Connors Brothers Income Fund(7)	15,100	193,988
Dean Foods Co.†	14,900	447,298
Diageo, PLC Sponsored ADR	17,500	882,525
Fresh Del Monte Produce, Inc.	7,300	181,843
Hershey Foods Corp.	24,100	1,125,711
Kroger Co.†	198,300	3,077,616
National Beverage Corp.†	12,800	103,424
PepsiCo, Inc.	61,900	3,011,435
SunOpta, Inc.†	30,600	238,068

Household & Personal Products — 2.2%
Avon Products, Inc.	98,200	4,289,376
Central Garden and Pet Co.†	4,300	131,666
Clorox Co.	1,300	69,290

CSS Industries, Inc.	2,700	83,538
Estee Lauder Cos., Inc., Class A	25,200	1,053,360
HNI Corp.	13,800	546,204
Jarden Corp.†	7,400	270,026
Kimberly-Clark Corp.	29,400	1,898,946
Lennox International, Inc.	7,500	112,050
Procter & Gamble Co.	42,800	2,316,336

		21,234,065

ENERGY — 6.3%
Energy Services — 3.1%
Baker Hughes, Inc.	53,400	2,334,648
Energen Corp.	2,700	139,185
FPL Group, Inc.	56,700	3,873,744
Nabors Industries, Ltd.†	42,600	2,017,110
Pinnacle West Capital Corp.	66,000	2,739,000
Schlumberger, Ltd.	40,400	2,719,324
Tesoro Petroleum Corp.†	4,300	126,979
Tidewater, Inc.	11,600	377,580
Valero Energy Corp.	11,441	917,682

Energy Sources — 3.2%
Apache Corp.	8,400	420,924
Berry Petroleum Co., Class A	2,400	88,152
BP, PLC Sponsored ADR	61,100	3,515,083
ChevronTexaco Corp.	25,600	1,373,184
Cimarex Energy Co.†	7,800	272,532
Comstock Resources, Inc.†	13,200	276,144
ConocoPhillips	7,440	616,404
Devon Energy Corp.	7,400	525,474
Exxon Mobil Corp.	47,200	2,281,176
Headwaters, Inc.†	10,100	311,686
Hydrogenics Corp.†	32,500	149,175
Occidental Petroleum Corp.	2,500	139,825
Patina Oil & Gas Corp.	5,000	147,850
Peyto Energy Trust(7)	5,600	168,899
Plains Exploration & Production Co.†	6,700	159,862
Quantum Fuel Systems Technologies Worldwide, Inc.†	34,000	185,300
Royal Dutch Petroleum Co.-NY Sponsored ADR	49,900	2,574,840
St. Mary Land & Exploration Co.	5,100	203,031
Stone Energy Corp.†	4,400	192,544
Tri-Union Development Corp.† (1)	295	3
Tribo Petroleum Corp. Class A† (1)(8)	500	5
Unocal Corp.	50,500	2,171,500
Vermilion Energy Trust(7)	12,900	204,322

		31,223,167

FINANCE — 11.9%
Banks — 5.2%
Bank of America Corp.	165,632	7,176,835
Banner Corp.	8,400	246,960
City National Corp.	3,500	227,325
Dime Community Bancorp, Inc.	9,100	152,880
East-West Bancorp, Inc.	8,500	285,515
First Mutual Bancshares, Inc.	500	12,500
Flagstar Bancorp, Inc.	9,300	197,904
Frontier Financial Corp.	3,400	120,020
Greater Bay Bancorp	8,000	230,000
Greenpoint Financial Corp.†	14,650	677,709
Harbor Florida Bancshares, Inc.	5,500	171,050
Investors Financial Services Corp.	3,800	171,494
Key Corp.	1,000	31,600
North Fork Bancorporation, Inc.	5,200	231,140
Oriental Financial Group, Inc.	7,200	194,832

Pacific Capital Bancorp	1,866	55,196
Pacific Continental Corp.	800	14,944
PNC Financial Services Group	50,000	2,705,000
TCF Financial Corp.	72,100	2,183,909
U.S. Bancorp	39,300	1,135,770
UCBH Holdings, Inc.	800	31,256
USB Holding Co., Inc.	7,550	190,864
Wachovia Corp.	57,800	2,713,710
Washington Federal, Inc.	36,045	906,532
Wells Fargo & Co.	90,465	5,394,428

Financial Services — 3.7%
A.G. Edwards, Inc.	18,100	626,622
Affiliated Managers Group, Inc.†	4,350	232,899
Allied Capital Corp.	16,500	402,435
American Capital Strategies, Ltd.	6,500	203,710
Bonavista Energy Trust(7)	10,000	204,680
Charles Schwab Corp.	27,300	250,887
Citigroup, Inc.	100,400	4,429,648
Countrywide Financial Corp.	31,000	1,221,090
Fannie Mae	10,400	659,360
First Albany Cos., Inc.	10,800	98,712
Franklin Resources, Inc.	11,600	646,816
Freddie Mac	58,200	3,796,968
Friedman, Billings, Ramsey Group, Inc., Class A	7,200	137,520
J.P. Morgan Chase & Co.	116,500	4,628,545
Morgan Stanley	11,800	581,740
Piper Jaffray Cos.†	400	15,836
PRG-Shultz International, Inc.†	16,100	92,414
T. Rowe Price Group, Inc.	8,100	412,614
United PanAm Financial Corp.†	600	10,803

Insurance — 3.0%
ACE, Ltd.	52,000	2,083,120
AFLAC, Inc.	23,000	901,830
Allstate Corp.	122,400	5,873,976
AMBAC Financial Group, Inc.	8,200	655,590
Fidelity National Financial, Inc.	44,828	1,707,947
HCC Insurance Holdings, Inc.	41,500	1,251,225
MGIC Investment Corp.	6,401	425,987
Navigators Group, Inc.†	4,400	128,656
PMI Group, Inc.	7,535	305,770
RenaissanceRe Holdings, Ltd.	1,700	87,686
StanCorp Financial Group, Inc.	5,900	420,080
Stewart Information Services Corp.	5,000	197,000
Universal American Financial Corp.†	12,800	165,504
XL Capital, Ltd., Class A	11,000	813,890

		59,130,933

HEALTHCARE — 7.6%
Drugs — 4.6%
Abbott Laboratories	18,500	783,660
Accredo Health, Inc.†	7,900	186,203
Allergan, Inc.	5,100	370,005
AmerisourceBergen Corp.	7,500	402,825
Amgen, Inc.†	6,100	345,748
Amylin Pharmaceuticals, Inc.†	1,000	20,520
Antigenics, Inc.†	18,700	112,761
Bristol-Myers Squibb Co.	86,300	2,042,721
Cardinal Health, Inc.	68,100	2,980,737
Caremark Rx, Inc.†	3,300	105,831
Corixa Corp.†	62,500	260,000
Dendreon Corp.†	27,500	231,275
Eden Bioscience Corp.†	15,200	6,688
Express Scripts, Inc.†	19,700	1,287,198
Gene Logic, Inc.†	31,600	117,552

Medicis Pharmaceutical Corp., Class A	4,500	175,680
Merck & Co., Inc.	35,400	1,168,200
Mylan Laboratories, Inc.	207,100	3,727,800
Myriad Genetics, Inc.†	8,400	143,640
Neose Technologies, Inc.†	17,200	129,000
Pain Therapeutics, Inc.†	17,600	126,544
Pfizer, Inc.	168,800	5,165,280
Pharmacyclics, Inc.†	13,300	137,123
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	76,000	1,972,200
Watson Pharmaceuticals, Inc.†	7,300	215,058
Zymogenetics, Inc.†	9,300	162,192

Health Services — 0.7%
Covance, Inc.†	27,700	1,107,169
Health Net, Inc.†	2,000	49,440
IMS Health, Inc.	54,301	1,298,880
Neurocrine Biosciences, Inc.†	1,700	80,172
Owens & Minor, Inc.	7,100	180,340
ResMed, Inc.†	2,300	109,503
Universal Health Services, Inc., Class B	14,000	609,000
Weight Watchers International, Inc.†	4,500	174,690

Medical Products — 2.3%
Advanced Neuromodulation Systems, Inc.†	6,000	182,100
Affymetrix, Inc.†	7,200	221,112
Applied Biosystems Group — Applera Corp.	4,700	88,689
Baxter International, Inc.	69,000	2,219,040
Becton Dickinson & Co.	8,800	454,960
Biosite, Inc.†	2,800	137,088
Cell Genesys, Inc.†	15,500	139,035
Emisphere Technologies, Inc.†	26,100	80,127
Genentech, Inc.†	4,700	246,374
ICOS Corp.†	5,900	142,426
Johnson & Johnson	68,500	3,858,605
Medtronic, Inc.	48,300	2,506,770
Microvision, Inc.†	13,800	81,696
OraSure Technologies, Inc.†	32,800	206,640
Sangamo Biosciences, Inc.†	6,100	29,707
SonoSite, Inc.†	24,000	625,200
Varian Medical Systems, Inc.†	7,200	248,904

		37,454,108

INDUSTRIAL & COMMERCIAL — 6.3%
Aerospace & Military Technology — 1.7%
Boeing Co.	111,100	5,734,982
DRS Technologies, Inc.†	5,300	198,432
Esterline Technologies Corp.†	2,700	82,593
General Dynamics Corp.	7,000	714,700
Lockheed Martin Corp.	14,800	825,544
Northrop Grumman Corp.	18,300	975,939

Business Services — 1.8%
Acxiom Corp.	38,800	921,112
Building Materials Holding Corp.	7,300	200,896
Convergys Corp.†	10,900	146,387
Duratek, Inc.†	10,800	192,132
ESCO Technologies, Inc.†	2,200	149,072
Euronet Worldwide, Inc.†	12,600	235,872
Exult, Inc.†	46,400	244,064
Fair Issac Corp.	8,750	255,500
First Consulting Group, Inc.†	8,700	41,238
First Data Corp.	101,900	4,432,650
Getty Images, Inc.†	8,400	464,520
Gevity HR, Inc.	11,900	183,022
Griffon Corp.†	7,500	158,250

Metal Management, Inc.†	10,900	198,162
Online Resources Corp.†	26,200	186,020
Republic Services, Inc.	22,600	672,576
Robert Half International, Inc.	10,000	257,700
SkillSoft, PLC ADR†	16,000	107,040

Machinery — 0.3%
Cascade Corp.	5,000	138,800
Federal Signal Corp.	21,900	406,902
Lincoln Electric Holdings, Inc.	15,500	486,080
Teleflex, Inc.	12,400	527,000

Multi-Industry — 2.1%
Dionex Corp.†	5,100	278,970
General Electric Co.	80,400	2,699,832
Honeywell International, Inc.	99,000	3,550,140
Tyco International, Ltd.	115,000	3,525,900

Transportation — 0.4%
A/S Dampskibsselskabet Torm	8,000	224,800
Expeditors International Washington, Inc.	10,100	522,170
Genesee & Wyoming, Inc., Class A†	5,100	129,132
Greenbrier Cos., Inc.†	14,400	345,600
OMI Corp.	9,900	158,598
United Parcel Service, Inc., Class B	9,000	683,280

		31,255,607

INFORMATION & ENTERTAINMENT — 5.3%
Broadcasting & Media — 1.8%
Comcast Corp., Class A†	50,014	1,412,395
Comcast Corp., Special Class A†	68,200	1,904,144
Knight-Ridder, Inc.	4,000	261,800
Liberty Media International, Inc.†	9,605	320,442
Liberty Media International, Inc., Class A†	187,100	1,631,512
McClatchy Co., Class A	1,100	77,913
NTN Communications, Inc.†	36,300	94,380
Univision Communications, Inc., Class A†	12,300	388,803
Viacom, Inc., Class A	21,700	737,800
Viacom, Inc., Class B	50,000	1,678,000
Walt Disney Co.	10,300	232,265

Entertainment Products — 0.9%
Electronic Arts, Inc.†	1,500	68,985
Mattel, Inc.	232,400	4,213,412
Readers Digest Association, Inc.	8,500	124,015

Leisure & Tourism — 2.6%
Alaska Air Group, Inc.†	36,300	899,514
AMR Corp.†	32,300	236,759
Carmike Cinemas, Inc.	4,800	169,008
Carnival Corp.	130,900	6,190,261
Continental Airlines, Inc., Class B†	7,800	66,456
FLYi, Inc.†	50,400	197,064
Harrahs Entertainment, Inc.	27,000	1,430,460
Hilton Hotels Corp.	20,800	391,872
Intrawest Corp.	13,500	255,690
Mandalay Resort Group	2,600	178,490
McDonald’s Corp.	16,800	470,904
Papa John’s International, Inc.†	6,200	190,216
RC2 Corp.†	3,900	128,310
Starbucks Corp.†	9,100	413,686
Steiner Leisure, Ltd.†	2,600	57,460
WestCoast Hospitality Corp.†	32,700	181,485
Yum! Brands, Inc.	39,900	1,622,334

		26,225,835

INFORMATION TECHNOLOGY — 8.8%
Communication Equipment — 0.4%
Gilat Satellite Networks, Ltd.†	4,070	24,217
Harris Corp.	18,000	988,920
Interdigital Commerce Corp.†	10,600	172,992
Nokia Oyj Sponsored ADR	42,000	576,240
REMEC, Inc.†	15,400	72,534
ViaSat, Inc.†	8,200	164,820
Wireless Facilities, Inc.†	22,400	156,128

Computers & Business Equipment — 2.0%
Diebold, Inc.	19,800	924,660
Electronics for Imaging, Inc.†	27,900	453,096
Geac Computer Corp., Ltd.†	41,000	268,140
Hewlett-Packard Co.	126,300	2,368,125
Immersion Corp.†	18,200	97,006
InFocus Corp.†	2,800	25,648
International Business Machines Corp.	49,000	4,201,260
Komag, Inc.†	19,542	271,634
RadiSys Corp.†	29,000	404,550
Synopsys, Inc.†	48,300	764,589

Electronics — 2.0%
Advanced Digital Information Corp.†	33,000	287,100
Applied Materials, Inc.†	6,500	107,185
Arrow Electronics, Inc.†	10,100	228,058
AU Optronics Corp. ADR	57,750	723,030
Credence Systems Corp.†	24,900	179,280
Cubic Corp.	5,800	132,820
Digimarc Corp.†	35,300	319,112
Dupont Photomasks, Inc.†	11,700	199,368
Electro Scientific Industries, Inc.†	8,800	152,680
FEI Co.†	10,000	197,600
Hutchinson Technology, Inc.†	10,700	286,011
Intel Corp.	125,400	2,515,524
KLA-Tencor Corp.†	2,700	111,996
Lattice Semiconductor Corp.†	25,800	126,678
LSI Logic Corp.†	11,300	48,703
Microchip Technology, Inc.	88,250	2,368,630
Photon Dynamics, Inc.†	8,000	162,400
Pixelworks, Inc.†	33,150	331,831
Power Integrations, Inc.†	5,700	116,451
Tektronix, Inc.	21,200	704,900
Trimble Navigation, Ltd.†	7,900	249,640
TriQuint Semiconductor, Inc.†	13,700	53,430

Internet Content — 0.2%
aQuantive, Inc.†	24,700	238,355
Ariba, Inc.†	5,266	49,184
Corillian Corp.†	36,200	166,882
Lionbridge Technologies, Inc.†	25,700	220,763
Primus Knowledge Solutions, Inc.†	105,400	123,318
Sumtotal Systems, Inc.†	45,206	223,770
SupportSoft, Inc.†	1,700	16,558
WatchGuard Technologies, Inc.†	15,700	73,476

Software — 2.7%
Actuate Corp.†	9,300	32,829
Adobe Systems, Inc.	26,800	1,325,796
Ansys, Inc.†	2,900	144,217
Atari, Inc.†	112,400	176,468
BMC Software, Inc.†	56,700	896,427
BSQUARE Corp.†	121,700	75,454
Computer Associates International, Inc.	127,300	3,347,990
Intraware, Inc.†	153,500	181,130

Microsoft Corp.	188,200	5,203,730
NetIQ Corp.†	6,700	71,690
Nuance Communications, Inc.†	23,500	99,875
Onyx Software Corp.†	43,900	158,523
PDF Solutions, Inc.†	16,900	205,335
Peoplesoft, Inc.†	24,000	476,400
Quest Software, Inc.†	12,800	142,336
ScanSoft, Inc.†	52,200	212,976
Siebel Systems, Inc.†	74,500	561,730
Sybase, Inc.†	5,500	75,845

Telecommunications — 1.5%
Asia Satellite Telecommunication Holdings, Ltd. Sponsored ADR	10,500	203,700
Cisco Systems, Inc.†	16,000	289,600
Motorola, Inc.	179,000	3,229,160
Primus Telecommunications Group, Inc.†	23,600	34,692
Nextel Partners, Inc., Class A†	6,800	112,744
SBC Communications, Inc.	69,400	1,800,930
United States Cellular Corp.†	4,400	189,860
Verizon Communications, Inc.	14,500	571,010
Vodafone Group, PLC Sponsored ADR	23,000	554,530

		43,024,269

MATERIALS — 1.3%
Chemicals — 0.6%
Albemarle Corp.	5,500	192,995
Cabot Corp.	17,300	667,261
Dow Chemical Co.	10,600	478,908
Monsanto Co.	17,700	644,634
Quaker Chemical Corp.	1,300	31,395
Valspar Corp.	13,300	620,844

Forest Products — 0.1%
Timberwest Forest Corp.(7)	12,000	132,817
Weyerhaeuser Co.	6,400	425,472

Metals & Minerals — 0.6%
Alcoa, Inc.	36,800	1,236,112
Fording Canadian Coal Trust(7)	3,600	201,492
Labrador Iron Ore Royalty†(7)	2,300	34,003
Liquidmetal Technologies, Inc.†	57,100	108,490
Oregon Steel Mills, Inc.†	11,200	186,256
Precision Castparts Corp.	4,800	288,240
Randgold Resources, Ltd. ADR†	22,500	222,075
Schnitzer Steel Industries, Inc., Class A	14,050	454,517
Suburban Propane Partners LP(7)	3,800	131,100
Wheaton River Minerals, Ltd.	55,200	173,880

		6,230,491

REAL ESTATE — 4.9%
Real Estate Investment Trusts — 4.9%
Alexandria Real Estate Equities, Inc.	10,600	696,632
AMB Property Corp.	20,400	755,208
Annaly Mtg. Management, Inc.	12,600	215,838
Apartment Investment & Management Co., Class A	23,000	799,940
Arden Realty Group, Inc.	11,600	377,928
AvalonBay Communities, Inc.	8,800	529,936
Boston Properties, Inc.	6,000	332,340
Capital Automotive REIT	17,300	540,971
CarrAmerica Realty Corp.	12,800	418,560
Cedar Shopping Centers, Inc.	8,500	118,575
CenterPoint Properties Trust	5,000	217,900
Corporate Office Properties Trust	34,600	886,452
Developers Diversified Realty Corp.	18,700	732,105

Duke Realty Corp.	13,900	461,480
Entertainment Properties Trust	6,700	253,260
Equity Inns, Inc.	41,000	405,080
Equity Office Properties Trust	35,000	953,750
Equity Residential	35,300	1,094,300
General Growth Properties, Inc.	58,000	1,798,000
Health Care Property Investors, Inc.	89,100	2,316,600
Healthcare Realty Trust, Inc.	8,300	324,032
Hospitality Properties Trust	16,600	705,334
Host Marriott Corp.†	12,400	173,972
iStar Financial, Inc.	8,200	338,086
Kimco Realty Corp.	14,600	748,980
Macerich Co.	18,000	959,220
Mills Corp.	12,900	669,123
Nationwide Health Properties, Inc.	54,400	1,128,800
Pan Pacific Retail Properties, Inc.	1,400	75,740
Plum Creek Timber Co., Inc.	31,300	1,096,439
ProLogis	19,100	673,084
Public Storage, Inc.	6,800	336,940
Redwood Trust, Inc.	1,500	93,630
Shurgard Storage Centers, Inc., Class A	8,400	325,920
Simon Property Group, Inc.	21,500	1,153,045
SL Green Realty Corp.	6,500	336,765
Sovran Self Storage, Inc.	3,200	125,376
United Dominion Realty Trust, Inc.	19,800	392,634
Vornado Realty Trust	6,300	394,884
Winston Hotels, Inc.	11,800	126,260

		24,083,119

UTILITIES — 0.4%
Electric Utilities — 0.4%
NiSource, Inc.	76,500	1,607,265
Southern Co.	14,900	446,702

		2,053,967

TOTAL COMMON STOCK (cost $275,251,536)		300,652,235

Asset-Backed Securites — 0.1%
FINANCE — 0.1%
WFS Financial Owner Trust, Series 2004-3 A4 3.93% due 10/18/04 (cost $249,935)	$250,000	250,175

Bonds & Notes — 33.7%
CONSUMER DISCRETIONARY — 0.0%
Ford Motor Co. 6.38% due 02/01/29	200,000	175,783

CONSUMER STAPLES — 0.6%
ConAgra, Inc. 8.25% due 09/15/30	1,500,000	1,955,491
Fred Meyer, Inc. 7.45% due 03/01/08	800,000	893,541

		2,849,032

ENERGY — 1.4%
Burlington Resources Finance Co. 6.68% due 02/15/11	1,000,000	1,122,427

Covanta Energy Corp. 8.25% due 03/15/11	776,736	702,946
Covanta Energy Corp. Escrow†(1)	1,500,000	0
Hanover Compressor Co. 4.75% due 03/15/08	750,000	712,500
Petro-Canada 4.00% due 07/15/13	1,000,000	933,709
Petrobas International Finance Co. 9.75% due 07/06/11	1,500,000	1,747,500
Phillips Petroleum Co. 8.75% due 05/25/10	1,250,000	1,538,037
Tri-Union Development Corp. 12.50% due 06/01/06(1)	423,000	329,517
Tri-Union Development Corp., Series AI 12.50% due 06/01/06(1)	31,250	24,344

		7,110,980

FINANCE — 3.9%
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	750,000	759,375
Bank of America Mtg. Securities, Inc., Series 2004-4 2A1 5.50% due 05/25/34(10)	1,899,148	1,917,606
CIT Group, Inc. 7.38% due 04/02/07	500,000	548,341
Citigroup, Inc. 5.00% due 09/15/14	1,180,454	1,181,923
Citigroup, Inc. 6.75% due 12/01/05	250,000	261,800
Countrywide Home Loans, Series 2003-13T1 A1 4.00% due 08/25/33(10)	859,159	852,588
Countrywide Home Loans, Series 2003-20 A1 5.00% due 11/25/18(10)	1,247,493	1,251,717
Countrywide Home Loans, Series 2004-4 A5 5.25% due 05/25/34(10)	1,500,000	1,515,117
Credit Suisse First Boston Mtg. Securities Corp., Series 2003-8 1A1 5.75% due 04/25/33(10)	1,748,548	1,768,548
DVI, Inc. 9.88% due 02/01/04†(4)(5)(9)	1,450,000	261,000
Fifth Third Bancorp 2.70% due 01/30/07	250,000	248,205
Ford Motor Credit Co. 7.38% due 02/01/11	1,200,000	1,305,014
General Motors Acceptance Corp. 7.75% due 01/19/10	1,000,000	1,098,858
Goldman Sachs Group, Inc. 6.88% due 01/15/11	1,000,000	1,129,300
Jefferies Group, Inc. 7.75% due 03/15/12	500,000	577,057
Legg Mason, Inc. 6.75% due 07/02/08	500,000	550,648
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	1,000,000	1,082,688
Morgan Stanley Group, Inc. 6.75% due 04/15/11	500,000	560,277
Vendee Mtg. Trust, Series 2000-3 2H 7.50% due 11/15/14(10)	1,718,000	1,812,901
Wells Fargo & Co. 4.63% due 04/15/14	750,000	742,173

		19,425,136

HEALTHCARE — 1.3%
Cardinal Health, Inc. 6.25% due 07/15/08	225,000	237,483
Cardinal Health, Inc. 6.75% due 02/15/11	1,500,000	1,614,537
HCA, Inc. 8.75% due 09/01/10	1,500,000	1,758,279
HEALTHSOUTH Corp. 7.63% due 06/01/12	750,000	725,625
HIH Capital, Ltd. 7.50% due 09/25/06*	750,000	678,750
IVAX Corp. 4.50% due 05/15/08	750,000	742,500
Nektar Therapeutics 5.00% due 02/08/07	250,000	238,438
Vertex Pharmaceuticals, Inc. 5.00% due 09/19/07	250,000	240,000

		6,235,612

INDUSTRIAL & COMMERCIAL — 0.9%
Allied Waste North America, Inc. 7.88% due 04/15/13	750,000	791,250
Great Lakes Dredge & Dock Corp. 7.75% due 12/15/13	750,000	648,750
Lockheed Martin Corp. 8.50% due 12/01/29	500,000	661,179
Norfolk Southern Corp. 7.25% due 02/15/31	750,000	873,975
Orbital Sciences Corp., Series B 9.00% due 07/15/11	300,000	333,750
Waste Management, Inc. 7.38% due 08/01/10	1,045,000	1,206,239

		4,515,143

INFORMATION & ENTERTAINMENT — 2.9%
AOL Time Warner, Inc. 7.63% due 04/15/31	200,000	230,200
Carnival Corp. 3.75% due 11/15/07	250,000	251,182
Cox Enterprises, Inc. 7.88% due 09/15/10*	1,500,000	1,652,875
Frontiervision Operating Partnership LP 11.00% due 10/15/06†(4)(5)	500,000	622,500
Northwest Airlines, Inc., Series 96-1 8.97% due 07/02/16	118,097	74,450
OED Corp. 8.75% due 04/15/12*	1,250,000	1,156,250
Olympus Communications LP, Series B 10.63% due 11/15/06†(4)(5)	1,000,000	1,260,000
Park Place Entertainment Corp. 7.50% due 09/01/09	750,000	845,625
Park Place Entertainment Corp. 9.38% due 02/15/07	1,000,000	1,115,000
Reed Elsevier Capital, Inc. 6.75% due 08/01/11	1,000,000	1,133,339
Riviera Holdings Corp. 11.00% due 06/15/10	1,500,000	1,650,000
Royal Caribbean Cruises 8.75% due 02/02/11	500,000	583,750

Southwest Airlines Co., Series 01-1 Pass Through 5.50% due 11/01/06	1,500,000	1,551,006
Tele Communications, Inc. 7.88% due 08/01/13	500,000	585,249
United Airlines, Inc., Series 00-2 Pass Through 7.19% due 04/01/11(5)	1,717,759	1,442,643

		14,154,069

INFORMATION TECHNOLOGY — 1.9%
BEA Systems, Inc. 4.00% due 12/15/06	1,500,000	1,494,375
Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07	1,500,000	1,327,500
Deutsche Telekom International 8.50% due 06/15/10	1,000,000	1,198,588
Electronic Data Systems Corp., Series B 1.00% due 08/01/13	500,000	504,311
Extreme Networks, Inc. 3.50% due 12/01/06	750,000	723,750
Nortel Networks Corp. 4.25% due 09/01/08	1,000,000	965,000
Qwest Services Corp. 1.00% due 03/15/12*	1,000,000	1,100,000
TriQuint Semiconductor, Inc. 4.00% due 03/01/07	1,750,000	1,684,375
Vitesse Semiconductor Corp. 4.00% due 03/15/05	500,000	500,000

		9,497,899

MATERIALS — 0.3%
Champion International Corp. 7.15% due 12/15/27	1,000,000	1,093,720
Jefferson Smurfit Corp. 8.25% due 10/01/12	500,000	551,250

		1,644,970

NON-U.S. GOVERNMENT OBLIGATIONS — 0.3%
Federal Republic of Brazil 8.00% due 04/15/14	879,578	869,726
Republic of Ecuador 7.00% due 08/15/05(6)	500,000	405,000

		1,274,726

REAL ESTATE — 1.2%
Developers Diversified Realty Corp. 4.63% due 08/01/10	1,000,000	997,476
Health Care Property Investors, Inc. 6.00% due 03/01/15	750,000	782,903
Health Care Property Investors, Inc. 6.88% due 06/08/05(2)	500,000	513,102
Nationwide Health Properties, Inc., Series MTNB 7.06% due 12/05/06	2,500,000	2,651,135
Shurgard Storage Centers, Inc. 5.88% due 03/15/13	1,000,000	1,026,442

		5,971,058

U.S. GOVERNMENT AGENCIES — 15.5%
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	1,190,751	1,189,643
Federal Home Loan Mtg. Corp. 4.50% due 07/01/19	1,477,456	1,472,608
Federal Home Loan Mtg. Corp. 5.00% due 06/01/33	843,437	838,682
Federal Home Loan Mtg. Corp. 5.00% due 08/01/33	924,937	918,792
Federal Home Loan Mtg. Corp. 5.00% due 08/01/33	1,357,326	1,349,933
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	3,458,505	3,428,616
Federal Home Loan Mtg. Corp. 5.50% due 11/01/17	428,938	444,042
Federal Home Loan Mtg. Corp. 5.50% due 01/01/18	890,392	921,744
Federal Home Loan Mtg. Corp. 5.50% due 11/01/18	746,621	772,376
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	821,390	850,171
Federal Home Loan Mtg. Corp. 5.50% due 05/01/31	431,032	438,633
Federal Home Loan Mtg. Corp. 5.50% due 11/01/32	1,074,787	1,092,607
Federal Home Loan Mtg. Corp. 5.50% due 04/01/33	1,578,726	1,606,439
Federal Home Loan Mtg. Corp. 5.50% due 08/01/33	885,660	901,189
Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	1,389,379	1,411,444
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	2,789,344	2,831,034
Federal Home Loan Mtg. Corp. 6.00% due 04/01/17	368,392	386,317
Federal Home Loan Mtg. Corp. 6.00% due 05/01/17	633,634	664,464
Federal Home Loan Mtg. Corp. 6.00% due 05/01/31	326,260	337,597
Federal Home Loan Mtg. Corp. 6.00% due 09/01/32	248,071	256,593
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	1,521,872	1,576,044
Federal Home Loan Mtg. Corp. 6.00% due 05/01/34	1,419,263	1,467,530
Federal Home Loan Mtg. Corp. 6.50% due 02/01/14	261,671	277,228
Federal Home Loan Mtg. Corp. 6.50% due 01/01/32	566,382	594,616
Federal Home Loan Mtg. Corp. 7.00% due 02/01/15	71,048	75,360
Federal Home Loan Mtg. Corp. 7.00% due 03/01/15	180,832	191,806
Federal Home Loan Mtg. Corp. 7.00% due 06/01/15	79,030	83,826
Federal Home Loan Mtg. Corp. 7.00% due 12/01/15	77,771	82,491
Federal Home Loan Mtg. Corp. 7.00% due 03/01/16	226,458	240,201
Federal Home Loan Mtg. Corp. 7.00% due 02/01/27	141,413	150,571
Federal Home Loan Mtg. Corp. 7.00% due 05/01/30	418	443
Federal Home Loan Mtg. Corp. 7.00% due 01/01/32	191,967	203,745
Federal Home Loan Mtg. Corp. 7.50% due 12/01/30	189,752	203,661
Federal Home Loan Mtg. Corp. 7.50% due 01/01/31	262,980	282,258
Federal Home Loan Mtg. Corp. 7.50% due 02/01/31	59,915	64,308
Federal Home Loan Mtg. Corp. 8.00% due 08/01/30	103,173	112,201
Federal Home Loan Mtg. Corp., Series 2449 ND 6.50% due 05/15/30(10)	1,500,000	1,547,906
Federal National Mtg. Assoc. 4.00% due 09/01/18	1,810,370	1,768,686
Federal National Mtg. Assoc. 4.00% due 10/01/18	4,252,512	4,154,597
Federal National Mtg. Assoc. 4.50% due 12/01/18	892,983	892,421
Federal National Mtg. Assoc. 5.00% due 01/01/18	1,819,080	1,852,004
Federal National Mtg. Assoc. 5.00% due 06/01/18	1,337,511	1,366,385
Federal National Mtg. Assoc. 5.00% due 10/01/18	1,112,800	1,133,841
Federal National Mtg. Assoc. 5.00% due 06/01/34	1,234,835	1,223,391
Federal National Mtg. Assoc. 5.50% due 01/01/17	707,724	735,980
Federal National Mtg. Assoc. 5.50% due 02/01/33	1,494,898	1,522,239
Federal National Mtg. Assoc. 5.50% due 05/01/33	889,539	904,602
Federal National Mtg. Assoc. 5.50% due 06/01/33	1,327,190	1,349,386
Federal National Mtg. Assoc. 5.50% due 04/01/34	1,858,572	1,885,490
Federal National Mtg. Assoc. 5.50% due 08/01/34	1,510,114	1,530,149
Federal National Mtg. Assoc. 6.00% due 08/01/18	201,793	210,745
Federal National Mtg. Assoc. 6.00% due 10/01/22	829,734	865,137
Federal National Mtg. Assoc. 6.00% due 05/01/31	580,174	601,381
Federal National Mtg. Assoc. 6.00% due 08/01/31	597,328	619,162
Federal National Mtg. Assoc. 6.00% due 04/01/32	462,023	478,767
Federal National Mtg. Assoc. 6.00% due 01/01/34	911,494	944,455
Federal National Mtg. Assoc. 6.25% due 02/01/11	1,000,000	1,104,066
Federal National Mtg. Assoc. 6.50% due 06/01/19	139,109	146,678
Federal National Mtg. Assoc. 6.50% due 09/01/24	288,920	304,971
Federal National Mtg. Assoc. 6.50% due 09/01/25	46,150	48,617
Federal National Mtg. Assoc. 6.50% due 11/01/25	81,764	86,190
Federal National Mtg. Assoc. 6.50% due 02/01/26	10,387	10,938
Federal National Mtg. Assoc. 6.50% due 05/01/26	37,221	39,196
Federal National Mtg. Assoc. 6.50% due 11/01/27	3,195	3,362
Federal National Mtg. Assoc. 6.50% due 07/01/29	890,228	943,771
Federal National Mtg. Assoc. 6.50% due 07/01/31	40,065	42,055
Federal National Mtg. Assoc. 6.50% due 01/01/32	193,001	202,583
Federal National Mtg. Assoc. 6.50% due 03/01/32	218,815	229,679
Federal National Mtg. Assoc. 6.50% due 03/01/32	474,189	497,740
Federal National Mtg. Assoc. 6.50% due 04/01/32	877,763	921,359
Federal National Mtg. Assoc. 6.50% due 12/01/32	470,583	493,956
Federal National Mtg. Assoc. 6.50% due 07/01/34	950,746	999,589
Federal National Mtg. Assoc. 7.00% due 05/01/15	10,717	11,375
Federal National Mtg. Assoc. 7.00% due 12/01/15	19,976	21,202
Federal National Mtg. Assoc. 7.00% due 01/01/16	150,315	159,541
Federal National Mtg. Assoc. 7.00% due 04/01/16	82,047	87,091
Federal National Mtg. Assoc. 7.00% due 05/01/29	97,091	103,116
Federal National Mtg. Assoc. 7.00% due 09/01/29	74,959	79,654
Federal National Mtg. Assoc. 7.00% due 12/01/29	23,079	24,511
Federal National Mtg. Assoc. 7.00% due 01/01/31	41,823	44,388
Federal National Mtg. Assoc. 7.00% due 07/01/31	185,147	196,462
Federal National Mtg. Assoc. 7.50% due 11/01/30	283,729	303,196
Federal National Mtg. Assoc. 7.50% due 01/01/31	857,608	916,450
Federal National Mtg. Assoc. 7.50% due 01/01/31	153,961	165,016
Federal National Mtg. Assoc. 7.50% due 01/01/31	326,212	349,641
Federal National Mtg. Assoc. 7.50% due 02/01/31	104,963	112,501
Federal National Mtg. Assoc. 7.50% due 03/01/31	356,491	380,453
Federal National Mtg. Assoc. 8.00% due 01/01/16	935,922	999,688
Federal National Mtg. Assoc., Series 1993-248 SA 5.31% due 10/26/04(3)(10)	587,105	574,448
Federal National Mtg. Assoc., Series 202-16 TM 7.00% due 04/25/32(10)	1,500,000	1,574,101
Government National Mtg. Assoc. 5.50% due 07/20/33	1,490,975	1,517,162
Government National Mtg. Assoc. 5.50% due 02/20/34	946,284	962,401
Government National Mtg. Assoc. 5.50% due 03/20/34	956,404	972,693
Government National Mtg. Assoc. 6.00% due 05/20/32	523,834	543,134
Government National Mtg. Assoc. 6.00% due 07/20/33	1,092,702	1,135,644
Government National Mtg. Assoc. 6.00% due 06/15/34	1,969,093	2,045,010
Government National Mtg. Assoc. 6.50% due 11/15/23	300,669	319,348
Government National Mtg. Assoc. 6.50% due 12/15/23	758,301	805,410
Government National Mtg. Assoc. 6.50% due 02/15/24	224,200	237,911
Government National Mtg. Assoc. 6.50% due 03/20/27	23,449	24,783
Government National Mtg. Assoc. 6.50% due 04/20/27	114,753	121,282
Government National Mtg. Assoc. 6.50% due 07/15/32	436,830	461,354
Government National Mtg. Assoc. 6.50% due 04/20/34	890,858	938,958
Government National Mtg. Assoc. 7.00% due 12/15/22	75,541	81,003
Government National Mtg. Assoc. 7.00% due 05/15/23	4,476	4,796
Government National Mtg. Assoc. 7.00% due 05/15/23	11,481	12,300
Government National Mtg. Assoc. 7.00% due 06/15/23	18,863	20,209
Government National Mtg. Assoc. 7.00% due 12/15/23	53,247	57,071
Government National Mtg. Assoc. 7.00% due 04/15/28	62,474	66,718
Government National Mtg. Assoc. 7.50% due 08/15/30	79,628	85,799
Government National Mtg. Assoc. 7.50% due 09/15/30	18,885	20,349
Government National Mtg. Assoc. 7.50% due 11/15/30	118,459	127,641
Government National Mtg. Assoc. 7.50% due 01/15/31	107,234	115,500
Government National Mtg. Assoc., Series 2000-16 PB 7.50% due 02/16/28(10)	245,089	249,921
Government National Mtg. Assoc., Series 2002-70 PA 4.50% due 08/20/32(10)	303,548	303,170

		76,713,088

U.S. GOVERNMENT OBLIGATIONS — 1.6%
United States Treasury Notes 3.38% due 11/15/08	2,000,000	2,014,140
United States Treasury Notes 4.00% due 11/15/12	3,000,000	3,014,532
United States Treasury Notes 4.25% due 08/15/14	500,000	505,235
United States Treasury Notes 4.75% due 05/15/14	2,000,000	2,099,376

		7,633,283

UTILITIES — 1.9%
Arizona Public Service Co. 6.50% due 03/01/12	1,000,000	1,110,172
El Paso Natural Gas Co. 7.50% due 11/15/26	1,800,000	1,777,500
El Paso Natural Gas Co. 8.38% due 06/15/32	500,000	527,500
El Paso Natural Gas Co., Series A 7.63% due 08/01/10	250,000	267,500
Illinois Power Co. 7.50% due 06/15/09	1,670,000	1,903,800
Metropolitan Edison Co. 4.95% due 03/15/13	500,000	499,337
Niagara Mohawk Power Corp. 7.75% due 05/15/06	1,000,000	1,073,092
Pacific Gas & Electric Co. 4.20% due 03/01/11	500,000	493,505
Public Service Co. of New Mexico 4.40% due 09/15/08	500,000	507,061
Southern Natural Gas Co. 8.00% due 03/01/32	500,000	516,250
Texas-New Mexico Power Co. 6.25% due 01/15/09	500,000	527,297

		9,203,014

TOTAL BONDS & NOTES (cost $161,291,876)		166,403,793

Rights — 0.0%†
ENERGY — 0.0%
Energy Services — 0.0%
Danielson Holding Co. (cost $181,257) (1)	39,375	167,737

Warrants — 0.0%†
INFORMATION & ENTERTAINMENT — 0.0%
Leisure & Tourism — 0.0%
Mikohn Gaming Corp. Expires 08/15/08 *(1)(8)	1,500	600

INFORMATION TECHNOLOGY — 0.0%
Computers & Business Equipment — 0.0%
Komag, Inc. Expires 06/30/05	4,347	24,952

TOTAL WARRANTS (cost $79)		25,552

TOTAL INVESTMENT SECURITIES (cost $436,974,683)		467,499,492

Repurchase Agreement — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $25,375,114 and collateralized by $17,400,000 of United States Treasury Bonds, bearing interest at 8.75%, due 05/15/20 and having an approximate value of $25,882,500 (cost $25,374,000)		$25,374,000	25,374,000

TOTAL INVESTMENTS — (cost $462,348,683)@	99.8%		492,873,492
Other assets less liabilities—	0.2		905,205

NET ASSETS—	100.0%		$493,778,697

† Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $4,588,475 representing 0.93% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@ See Note 4 for cost of investments on a tax basis.
(1) Fair valued security — see Note 1
(2) Variable rate security — the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(3) Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(4) Bond in default
(5) Company has filed Chapter 11 bankruptcy.
(6) Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(7) Consists of more than one class of securities traded together as a unit.
(8) Illiquid security
(9) This security has passed its maturity date of 02/01/04. The security is subject to litigation, the outcome of which is still to be determined.
(10) Collateralized Mortgage Obligation
ADR — American Depository Receipt
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made.
     Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO

Investment Portfolio — September 30, 2004
(unaudited)

Common Stock — 99.1%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 5.1%
Apparel & Textiles — 0.7%
NIKE, Inc., Class B	1,700	$133,960

Retail — 4.4%
Gap, Inc.	5,300	99,110
Lowe’s Cos., Inc.	6,700	364,145
Target Corp.	2,400	108,600
Wal-Mart Stores, Inc.	5,700	303,240

		1,009,055

CONSUMER STAPLES — 7.0%
Food, Beverage & Tobacco — 3.3%
Coca-Cola Co.	8,900	356,445
PepsiCo, Inc.	6,300	306,495

Household & Personal Products — 3.7%
Gillette Co.	7,900	329,746
Procter & Gamble Co.	7,400	400,488

		1,393,174

ENERGY — 8.4%
Energy Services — 2.3%
GlobalSantaFe Corp.	6,300	193,095
Schlumberger, Ltd.	4,000	269,240

Energy Sources — 6.1%
Anadarko Petroleum Corp.	6,400	424,704
ChevronTexaco Corp.	7,200	386,208
Exxon Mobil Corp.	8,300	401,139

		1,674,386

FINANCE — 18.4%
Banks — 4.1%
Bank of America Corp.	17,500	758,275
Comerica, Inc.	1,000	59,350

Financial Services — 8.9%
American Express Co.	2,600	133,796
Citigroup, Inc.	15,667	691,228
Fannie Mae	5,300	336,020
Franklin Resources, Inc.	3,500	195,160
Merrill Lynch & Co., Inc.	7,900	392,788

Insurance — 5.4%
American International Group, Inc.#	6,775	460,632
Marsh & McLennan Cos., Inc.	4,800	219,648
Principal Financial Group, Inc.	5,700	205,029
St. Paul Travelers Cos., Inc.	5,664	187,252

		3,639,178

HEALTHCARE — 14.3%
Drugs — 12.2%
Abbott Laboratories	7,700	326,172
Amgen, Inc.†	5,400	306,072

Eli Lilly & Co.	6,200	372,310
Genzyme Corp.†	3,200	174,112
Pfizer, Inc.	22,800	697,680
Schering-Plough Corp.	14,800	282,088
Wyeth	6,500	243,100

Medical Products — 2.1%
Guidant Corp.	3,000	198,120
Medtronic, Inc.	4,300	223,170

		2,822,824

INDUSTRIAL & COMMERCIAL — 17.3%
Aerospace & Military Technology — 2.9%
General Dynamics Corp.	1,800	183,780
United Technologies Corp.	4,100	382,858

Business Services — 2.8%
Accenture, Ltd., Class A†	4,400	119,020
First Data Corp.	8,000	348,000
Ingersoll-Rand Co., Class A	1,400	95,158

Machinery — 1.0%
Caterpillar, Inc.	2,500	201,125

Multi-Industry — 7.8%
3M Co.	2,000	159,940
General Electric Co.	23,800	799,204
ITT Industries, Inc.	2,200	175,978
Tyco International, Ltd.	13,200	404,712

Transportation — 2.8%
CSX Corp.	8,200	272,240
FedEx Corp.	3,200	274,208

		3,416,223

INFORMATION & ENTERTAINMENT — 4.2%
Broadcasting & Media — 4.2%
Time Warner, Inc.†	33,400	539,076
Viacom, Inc., Class B	8,600	288,616

		827,692

INFORMATION TECHNOLOGY — 18.0%
Computers & Business Equipment — 2.0%
Dell, Inc.†	11,200	398,720

Electronics — 4.2%
Analog Devices, Inc.	2,800	108,584
Applied Materials, Inc.†	13,000	214,370
Intel Corp.	15,800	316,948
Texas Instruments, Inc.	9,200	195,776

Internet Content — 1.4%
Yahoo!, Inc.†	8,000	271,280

Software — 4.8%
Microsoft Corp.	34,400	951,160

Telecommunications — 5.6%
Cisco Systems, Inc.†	24,900	450,690
Corning, Inc.†	10,000	110,800
Motorola, Inc.	6,100	110,044

Nextel Communications, Inc., Class A†	6,800	162,112
Sprint Corp.	13,300	267,729

		3,558,213

MATERIALS — 6.4%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	3,100	168,578
du Pont (E.I.) de Nemours and Co.	6,000	256,800

Forest Products — 1.0%
International Paper Co.	4,700	189,927

Metals & Minerals — 3.3%
Alcoa, Inc.	9,200	309,028
Rio Tinto, PLC Sponsored ADR	3,200	347,680

		1,272,013

TOTAL INVESTMENT SECURITIES (cost $18,030,999)		19,612,758

Repurchase Agreement — 0.8%

UBS Securities, LLC Joint Repurchase Agreement (1) (cost $155,000)		$155,000	155,000

TOTAL INVESTMENTS — (cost $18,185,999)@	99.9%		19,767,758
Other assets less liabilities—	0.1		23,542

NET ASSETS—	100.0%		$19,791,300

† Non-income producing security
# Security represents an investment in an affiliated company.
@ See Note 4 for cost of investments on a tax basis.
(1) See Note 2 for details of Joint Repurchase Agreement.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO

Investment Portfolio — September 30, 2004
(unaudited)

Common Stock — 98.1%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 10.4%
Apparel & Textiles — 1.5%
Columbia Sportswear Co.†	87,900	$4,790,550
Liz Claiborne, Inc.	81,800	3,085,496
Pacific Sunwear of California, Inc.†	166,650	3,507,983

Automotive — 0.9%
Lear Corp.	45,500	2,477,475
O’Reilly Automotive, Inc.†	108,500	4,154,465

Housing & Household Durables — 0.6%
D.R. Horton, Inc.	125,875	4,167,721

Retail — 7.4%
CDW Corp.	64,100	3,719,723
Chico’s FAS, Inc.†	30,400	1,039,680
Coach, Inc.†	32,900	1,395,618
Gap, Inc.	266,800	4,989,160
Guitar Center, Inc.†	12,200	528,260
Lowe’s Cos., Inc.	221,800	12,054,830
Michaels Stores, Inc.	131,600	7,792,036
Petco Animal Supplies, Inc.†	118,200	3,860,412
PETsMART, Inc.	86,000	2,441,540
Staples, Inc.	203,100	6,056,442
Wal-Mart Stores, Inc.	183,700	9,772,840
Yankee Candle Co., Inc.†	30,300	877,488

		76,711,719

CONSUMER STAPLES — 5.2%
Food, Beverage & Tobacco — 3.0%
Altria Group, Inc.	172,000	8,090,880
Constellation Brands, Inc., Class A†	35,100	1,335,906
Hain Celestial Group, Inc.†	163,400	2,888,912
PepsiCo, Inc.	206,600	10,051,090

Household & Personal Products — 2.2%
Gillette Co.	227,500	9,495,850
Procter & Gamble Co.	126,000	6,819,120

		38,681,758

EDUCATION — 0.6%
Education — 0.6%
ITT Educational Services, Inc.†	124,700	4,495,435

ENERGY — 7.7%
Energy Services — 1.7%
ENSCO International, Inc.	92,700	3,028,509
Schlumberger, Ltd.	147,400	9,921,494

Energy Sources — 6.0%
Apache Corp.	199,000	9,971,890
Chesapeake Energy Corp.	360,000	5,698,800
ChevronTexaco Corp.	192,800	10,341,792
Exxon Mobil Corp.	356,200	17,215,146
XTO Energy, Inc.	29,600	961,408

		57,139,039

FINANCE — 15.9%
Banks — 3.6%
Bank of America Corp.	504,400	21,855,652
Zions Bancorporation	81,100	4,950,344

Financial Services — 7.9%
American Express Co.	80,100	4,121,946
Citigroup, Inc.	448,046	19,767,790
Countrywide Financial Corp.	162,598	6,404,735
E*Trade Group, Inc.†	403,600	4,609,112
Fannie Mae	124,600	7,899,640
Federated Investors, Inc., Class B	150,900	4,291,596
Merrill Lynch & Co., Inc.	216,000	10,739,520

Insurance — 4.4%
Ambac Financial Group, Inc.	53,400	4,269,330
American International Group, Inc.#	138,252	9,399,754
Arthur J. Gallagher & Co.	166,700	5,522,771
Principal Financial Group, Inc.	164,900	5,931,453
St. Paul Travelers Cos., Inc.	219,955	7,271,712

		117,035,355

HEALTHCARE — 15.0%
Drugs — 9.0%
Abbott Laboratories	255,800	10,835,688
Biovail Corp.†	134,600	2,328,580
Eli Lilly & Co.	137,700	8,268,885
Genzyme Corp.†	76,900	4,184,129
Gilead Sciences, Inc.†	51,500	1,925,070
King Pharmaceuticals, Inc.†	142,400	1,700,256
Pfizer, Inc.	577,100	17,659,260
Schering-Plough Corp.	453,700	8,647,522
Watson Pharmaceuticals, Inc.†	68,100	2,006,226
Wyeth	246,500	9,219,100

Health Services — 2.5%
Coventry Health Care, Inc.†	40,100	2,140,137
Health Net, Inc.†	92,700	2,291,544
Medco Health Solutions, Inc.†	120,600	3,726,540
Odyssey Healthcare, Inc.†	252,900	4,488,975
Pacificare Health Systems†	70,200	2,576,340
Triad Hospitals, Inc.†	89,600	3,085,824

Medical Products — 3.5%
Cooper Cos., Inc.	29,500	2,022,225
Diagnostic Products Corp.	106,200	4,340,394
Edwards Lifesciences Corp.†	54,400	1,822,400
Fisher Scientific International, Inc.†	76,500	4,462,245
Medtronic, Inc.	221,200	11,480,280
Viasys Healthcare, Inc.†	85,500	1,430,415

		110,642,035

INDUSTRIAL & COMMERCIAL — 15.6%
Aerospace & Military Technology — 3.4%
Engineered Support Systems, Inc.	67,700	3,089,828
General Dynamics Corp.	64,200	6,554,820
Rockwell Collins, Inc.	135,700	5,039,898
United Technologies Corp.	112,800	10,533,264

Business Services — 2.5%
DST Systems, Inc.†	38,200	1,698,754

Fastenal Co.	41,100	2,367,360
First Data Corp.	250,500	10,896,750
Ingersoll-Rand Co., Class A	27,600	1,875,972
SunGard Data Systems, Inc.†	53,100	1,262,187

Machinery — 0.4%
Caterpillar, Inc.	35,700	2,872,065

Multi-Industry — 6.1%
3M Co.	66,600	5,326,002
Aramark Corp., Class B	268,200	6,474,348
General Electric Co.	636,000	21,356,880
Tyco International, Ltd.	392,100	12,021,786

Transportation — 3.2%
CSX Corp.	302,800	10,052,960
FedEx Corp.	87,800	7,523,582
Norfolk Southern Corp.	86,400	2,569,536
Yellow Roadway Corp.†	66,200	3,104,118

		114,620,110

INFORMATION & ENTERTAINMENT — 3.6%
Broadcasting & Media — 3.6%
Lamar Advertising Co., Class A†	105,500	4,389,855
PolyCom, Inc.†	293,700	5,821,134
Time Warner, Inc.†	1,026,100	16,561,254

		26,772,243

INFORMATION TECHNOLOGY — 17.3%
Computers & Business Equipment — 2.0%
Dell, Inc.†	256,200	9,120,720
Ingram Micro, Inc., Class A†	55,900	899,990
VeriSign, Inc.†	231,900	4,610,172

Computer Services — 0.2%
Manhattan Associates, Inc.	70,000	1,709,400

Electronics — 5.4%
Analog Devices, Inc.	132,700	5,146,106
Applied Materials, Inc.†	310,800	5,125,092
Fairchild Semiconductor International, Inc., Class A†	123,300	1,747,161
Intel Corp.	377,000	7,562,620
International Rectifier Corp.†	39,000	1,337,700
KLA-Tencor Corp.†	63,400	2,629,832
Novellus Systems, Inc.†	50,400	1,340,136
Sandisk Corp.†	71,000	2,067,520
Texas Instruments, Inc.	399,900	8,509,872
Varian Semiconductor Equipment Associates, Inc.†	114,556	3,539,780
Waters Corp.†	20,900	921,690

Internet Content — 0.8%
Yahoo!, Inc.†	175,300	5,944,423

Software — 4.2%
Cadence Design Systems, Inc.†	145,300	1,894,712
Electronic Arts, Inc.†	54,000	2,483,460
Microsoft Corp.	970,400	26,831,560

Telecommunications — 4.7%
Cisco Systems, Inc.†	490,200	8,872,620
Corning, Inc.†	422,700	4,683,516
Motorola, Inc.	330,000	5,953,200
Nextel Communications, Inc., Class A†	298,600	7,118,624

Sprint Corp.	384,300	7,735,959

		127,785,865

MATERIALS — 5.9%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	62,200	3,382,436
du Pont (E.I.) de Nemours and Co.	208,500	8,923,800

Forest Products — 2.1%
International Paper Co.	151,900	6,138,279
Pactiv Corp.†	389,100	9,046,575

Metals & Minerals — 2.2%
Alcoa, Inc.	224,400	7,537,596
Freeport-McMoRan Copper & Gold, Inc., Class B	54,000	2,187,000
Precision Castparts Corp.	111,200	6,677,560

		43,893,246

UTILITIES — 0.9%
Electric Utilities — 0.9%
Southern Co.	211,400	6,337,772

TOTAL INVESTMENT SECURITIES (cost $671,325,733)		724,114,577

Repurchase Agreement — 2.4%
UBS Securities, LLC Joint Repurchase Agreement (1) (cost $17,690,000)		$17,690,000	17,690,000

TOTAL INVESTMENTS — (cost $689,015,733)@	100.5%		741,804,577
Liabilities in excess of other assets—	(0.5)		(3,896,502)

NET ASSETS—	100.0%		$737,908,075

† Non-income producing security
# Security represents an investment in an affiliated company.
@ See Note 4 for cost of investments on a tax basis.
(1) See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO

Investment Portfolio — September 30, 2004
(unaudited)

Common Stock — 93.3%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 7.8%
Automotive — 0.9%
Hyundai Motor Co.	160,000	$7,378,202
KIA Motors Corp.	593,090	5,459,622

Housing & Household Durables — 0.5%
Pulte Homes, Inc.	115,000	7,057,550

Retail — 6.4%
Best Buy Co., Inc.	293,300	15,908,592
GUS, PLC	839,619	13,693,261
Kingfisher, PLC	2,949,730	16,476,594
PETsMART, Inc.	229,200	6,506,988
Staples, Inc.	1,113,000	33,189,660

		105,670,469

CONSUMER STAPLES — 1.8%
Food, Beverage & Tobacco — 1.2%
Metro AG	144,700	6,465,565
PepsiCo, Inc.	200,000	9,730,000

Household & Personal Products — 0.6%
Gillette Co.	193,600	8,080,864

		24,276,429

EDUCATION — 2.5%
Education — 2.5%
Apollo Group, Inc., Class A†	464,600	34,087,702

ENERGY — 2.3%
Energy Sources — 2.3%
Petro-Canada	314,887	16,358,380
Suncor Energy, Inc.	446,600	14,295,666

		30,654,046

FINANCE — 9.3%
Banks — 1.4%
UBS AG	263,900	18,560,087

Financial Services — 4.0%
Capital One Financial Corp.	156,300	11,550,570
Citigroup, Inc.	567,876	25,054,689
Fannie Mae	270,000	17,118,000

Insurance — 3.9%
ACE, Ltd.	585,300	23,447,118
AMBAC Financial Group, Inc.	376,600	30,109,170

		125,839,634

HEALTHCARE — 17.0%
Drugs — 11.3%
Abbott Laboratories	135,000	5,718,600
Amylin Pharmaceuticals, Inc.†	206,800	4,243,536
AstraZeneca, PLC Sponsored ADR	1,041,700	42,845,121

Cephalon, Inc.†	105,000	5,029,500
Eli Lilly & Co.	371,100	22,284,555
Forest Laboratories, Inc.†	498,900	22,440,522
Genzyme Corp.†	361,000	19,642,010
Gilead Sciences, Inc.†	254,000	9,494,520
Millennium Pharmaceuticals, Inc.†	782,700	10,730,817
Shionogi & Co., Ltd.	643,000	9,229,134

Health Services — 1.1%
Medco Health Solutions, Inc.†	492,500	15,218,250

Medical Products — 4.6%
Guidant Corp.	555,500	36,685,220
ICOS Corp.†	390,000	9,414,600
Medtronic, Inc.	315,000	16,348,500

		229,324,885

INDUSTRIAL & COMMERCIAL — 8.6%
Aerospace & Military Technology — 1.9%
General Dynamics Corp.	252,000	25,729,200

Business Services — 4.9%
Accenture, Ltd., Class A†	904,700	24,472,135
Adecco SA	140,318	6,986,882
Cendant Corp.	477,300	10,309,680
First Data Corp.	552,800	24,046,800

Transportation — 1.8%
Canadian National Railway Co.	331,750	16,089,875
Sirva, Inc.†	380,000	8,702,000

		116,336,572

INFORMATION & ENTERTAINMENT — 10.6%
Broadcasting & Media — 10.2%
Astro All Asia Networks, PLC†	2,582,100	3,315,960
British Sky Broadcasting Group, PLC	599,300	5,204,614
Cox Communications, Inc., Class A†	696,200	23,065,106
Lamar Advertising Co., Class A†	125,000	5,201,250
Liberty Media Corp., Class A†	1,838,000	16,027,360
News Corp., Ltd. Sponsored ADR	880,000	27,570,400
Polycom, Inc.†	505,300	10,015,046
Societe Television Francaise 1	250,000	7,100,956
Time Warner, Inc.†	440,600	7,111,284
Univision Communications, Inc., Class A†	213,800	6,758,218
Viacom, Inc., Class B	359,400	12,061,464
XM Satellite Radio Holdings, Inc., Class A†	470,000	14,579,400

Leisure & Tourism — 0.4%
Gol-Linhas Aereas Inteligentes SA ADR†	253,000	5,135,900

		143,146,958

INFORMATION TECHNOLOGY — 33.4%
Computers & Business Equipment — 6.4%
Canon, Inc.	120,000	5,650,395
Dell, Inc.†	700,000	24,920,000
EMC Corp.†	2,003,700	23,122,698
Research In Motion, Ltd.†	427,100	32,604,814

Electronics — 1.4%
Analog Devices, Inc.	318,400	12,347,552
Xilinx, Inc.	241,700	6,525,900

Internet Content — 8.6%
eBay, Inc.†	430,000	39,534,200
Monster Worldwide, Inc.†	297,300	7,325,472
Yahoo!, Inc.†	2,030,900	68,867,819

Software — 5.1%
Microsoft Corp.	1,857,000	51,346,050
Network Appliance, Inc.†	573,500	13,190,500
Red Hat, Inc.†	366,400	4,484,736

Telecommunications — 11.9%
Amdocs, Ltd.†	825,000	18,009,750
America Movil SA de C.V. ADR	205,000	8,001,150
American Tower Corp., Class A†	341,700	5,245,095
Cisco Systems, Inc.†	904,000	16,362,400
Corning, Inc.†	1,034,600	11,463,368
Crown Castle International Corp.†	553,100	8,230,128
Mobile Telesystems Sponsored ADR	109,400	15,861,906
Nextel Communications, Inc., Class A†	1,541,000	36,737,440
Telefonaktiebolaget LM Ericsson Sponsored ADR†	1,279,000	39,955,960

		449,787,333

TOTAL INVESTMENT SECURITIES (cost $1,121,407,610)		1,259,124,028

Repurchase Agreement — 8.2%

UBS Securities, LLC Joint Repurchase Agreement (1) (cost $110,435,000)		$110,435,000	110,435,000

TOTAL INVESTMENTS — (cost $1,231,842,610)@	101.5%		1,369,559,028
Liabilities in excess of other assets—	(1.5)		(20,762,882)

NET ASSETS—	100.0%		$1,348,796,146

† Non-income producing security
@ See Note 4 for cost of investments on a tax basis.
(1) See Note 2 for details of Joint Repurchase Agreement.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO

Investment Portfolio — September 30, 2004
(unaudited)

Common Stock — 93.4%	Shares/ Principal Amount	Value (Note 1)
ENERGY — 52.2%
Energy Services — 7.4%
Consol Energy, Inc.	70,200	$2,449,278
Halliburton Co.	60,800	2,048,352
Massey Energy Corp.	117,500	3,399,275
Valero Energy Corp.	57,300	4,596,033

Energy Sources — 44.8%
Anadarko Petroleum Corp.	39,465	2,618,897
BP, PLC Sponsored ADR	93,700	5,390,561
Burlington Resources, Inc.	39,800	1,623,840
Canadian Natural Resources, Ltd.	132,000	5,284,395
China Petroleum & Chemical Corp. ADR	48,600	1,995,030
ConocoPhillips	29,500	2,444,075
Devon Energy Corp.	22,200	1,576,422
EnCana Corp.	60,272	2,787,959
EOG Resources, Inc.	52,150	3,434,078
Exxon Mobil Corp.	126,184	6,098,473
GlobalSantaFe Corp.	50,476	1,547,089
Kerr-McGee Corp.	24,300	1,391,175
LUKOIL ADR	19,700	2,457,575
Newfield Exploration Co.†	27,700	1,696,348
Noble Energy, Inc.	29,500	1,718,080
Petro-Canada	44,900	2,339,947
Petroleo Brasileiro SA ADR	73,600	2,594,400
Repsol YPF SA Sponsored ADR	68,900	1,510,288
Royal Dutch Petroleum Co.-NY Sponsored ADR	54,100	2,791,560
Shell Transport & Trading Co., PLC - NY	48,300	2,149,833
Suncor Energy, Inc.	84,200	2,696,643
Surgutneftegaz Sponsored ADR	43,000	1,552,730
Talisman Energy, Inc.	213,000	5,536,700
Total SA Sponsored ADR	55,400	5,660,218
Transocean, Inc.†	42,300	1,513,494
Western Oil Sands, Inc., Class A†	55,200	1,651,471
XTO Energy, Inc.	109,707	3,563,283

		88,117,502

MATERIALS — 39.3%
Chemicals — 1.5%
Ashland, Inc.	43,700	2,450,696

Forest Products — 3.9%
Abitibi-Consolidated, Inc.	532,900	3,362,599
Domtar, Inc.	137,900	1,661,643
International Paper Co.	36,800	1,487,088

Metals & Minerals — 33.9%
Alcan, Inc.	39,400	1,883,320
Alcoa, Inc.	102,200	3,432,898
Alumina, Ltd.	394,887	1,615,292
Aluminum Corp. of China, Ltd. ADR	43,300	2,873,388
Anglo American Platinum Corp., Ltd.†	30,351	603,165
Anglo American Platinum Corp., Ltd.	89,711	3,779,646
Anglo American, PLC	73,800	1,771,962
Apex Silver Mines, Ltd.†	93,600	2,031,120
Cameco Corp.	52,400	4,152,176
Companhia Vale do Rio Doce ADR	102,054	2,293,153
Companhia Vale do Rio Doce Sponsored ADR	320,400	6,167,700

Compania de Minas Buenaventura ADR	73,600	1,748,000
Freeport-McMoRan Copper & Gold, Inc., Class B	88,400	3,580,200
Gold Fields, Ltd.	149,900	2,031,637
Harmony Gold Mining Co., Ltd. Sponsored ADR	81,500	1,110,030
Impala Platinum Holdings, Ltd.	20,000	1,607,807
International Steel Group, Inc.†	92,500	3,117,250
MMC Norilsk Nickel ADR	22,900	1,454,150
Placer Dome, Inc.	220,400	4,381,552
Posco ADR	31,000	1,173,350
Vedanta Resources, PLC	367,800	2,399,365
Xstrata, PLC	245,218	4,037,006

		66,206,193

UTILITIES — 1.9%
Gas & Pipeline Utilities — 1.9%
Equitable Resources, Inc.	29,000	1,574,990
Western Gas Resources, Inc.	56,600	1,618,194

		3,193,184

TOTAL INVESTMENT SECURITIES (cost $107,652,651)		157,516,879

Repurchase Agreement — 5.6%
UBS Securities, LLC Joint Repurchase Agreement (1) (cost $9,480,000)		$9,480,000	9,480,000

TOTAL INVESTMENTS — (cost $117,132,651)@	99.0%		166,996,879
Other assets less liabilities—	1.0		1,680,002

NET ASSETS—	100.0%		$168,676,881

† Non-income producing security
@ See Note 4 for cost of investments on a tax basis.
(1) See Note 2 for details of Joint Repurchase Agreement.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO

Investment Portfolio — September 30, 2004

Common Stock — 62.8%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 3.1%
Apparel & Textiles — 0.4%
NIKE, Inc., Class B	3,200	$252,160

Retail — 2.7%
Gap, Inc.	9,700	181,390
Lowe’s Cos., Inc.	12,300	668,505
Target Corp.	4,400	199,100
Wal-Mart Stores, Inc.	10,800	574,560

		1,875,715

CONSUMER STAPLES — 4.4%
Food, Beverage & Tobacco — 2.1%
Coca-Cola Co.	17,500	700,875
PepsiCo, Inc.	11,600	564,340

Household & Personal Products — 2.3%
Gillette Co.	14,900	621,926
Procter & Gamble Co.	13,900	752,268

		2,639,409

ENERGY — 5.4%
Energy Services — 1.5%
GlobalSantaFe Corp.	12,200	373,930
Schlumberger, Ltd.	7,600	511,556

Energy Sources — 3.9%
Anadarko Petroleum Corp.	12,000	796,320
ChevronTexaco Corp.	13,800	740,232
Exxon Mobil Corp.	15,800	763,614

		3,185,652

FINANCE — 11.6%
Banks — 2.7%
Bank of America Corp.	34,400	1,490,552
Comerica, Inc.	1,900	112,765

Financial Services — 5.6%
American Express Co.	4,600	236,716
Citigroup, Inc.(1)	30,007	1,323,909
Fannie Mae	10,000	634,000
Franklin Resources, Inc.	6,600	368,016
Merrill Lynch & Co., Inc.	15,000	745,800

Insurance — 3.3%
American International Group, Inc.#	12,368	840,900
Marsh & McLennan Cos., Inc.	8,900	407,264
Principal Financial Group, Inc.	10,900	392,073
St. Paul Travelers Cos., Inc.	10,295	340,353

		6,892,348

HEALTHCARE — 9.0%
Drugs — 7.7%
Abbott Laboratories	14,300	605,748
Amgen, Inc.†	10,200	578,136

Eli Lilly & Co.	12,000	720,600
Genzyme Corp.†	6,100	331,901
Pfizer, Inc.	43,700	1,337,220
Schering-Plough Corp.	28,000	533,680
Wyeth	11,900	445,060

Medical Products — 1.3%
Guidant Corp.	5,600	369,824
Medtronic, Inc.	8,000	415,200

		5,337,369

INDUSTRIAL & COMMERCIAL — 10.8%
Aerospace & Military Technology — 1.8%
General Dynamics Corp.	3,200	326,720
United Technologies Corp.	7,800	728,364

Business Services — 1.5%
Accenture, Ltd., Class A†	8,200	221,810
First Data Corp.	15,500	674,250

Machinery — 0.6%
Caterpillar, Inc.	4,200	337,890

Multi-Industry — 5.2%
3M Co.	3,800	303,886
General Electric Co.	45,900	1,541,322
Ingersoll-Rand Co., Class A	2,700	183,519
ITT Industries, Inc.	3,700	295,963
Tyco International, Ltd.	25,100	769,566

Transportation — 1.7%
CSX Corp.	15,700	521,240
FedEx Corp.	6,000	514,140

		6,418,670

INFORMATION & ENTERTAINMENT — 2.7%
Broadcasting & Media — 2.7%
Time Warner, Inc.†	64,400	1,039,416
Viacom, Inc., Class B	16,700	560,452

		1,599,868

INFORMATION TECHNOLOGY — 11.7%
Computers & Business Equipment — 1.3%
Dell, Inc.†	21,600	768,960

Electronics — 2.7%
Analog Devices, Inc.	5,400	209,412
Applied Materials, Inc.†	25,500	420,495
Intel Corp.	30,500	611,830
Texas Instruments, Inc.	17,600	374,528

Internet Content — 0.9%
Yahoo!, Inc.†	15,400	522,214

Software — 3.0%
Microsoft Corp.	65,300	1,805,545

Telecommunications — 3.8%
Cisco Systems, Inc.†(1)	47,700	863,370
Corning, Inc.†	18,900	209,412
Motorola, Inc.	18,400	331,936

Nextel Communications, Inc., Class A†	12,900	307,536
Sprint Corp.	25,600	515,328

		6,940,566

MATERIALS — 4.1%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	6,000	326,280
du Pont (E.I.) de Nemours and Co.	10,800	462,240

Forest Products — 0.6%
International Paper Co.	8,900	359,649

Metals & Minerals — 2.2%
Alcoa, Inc.	17,700	594,543
Rio Tinto, PLC Sponsored ADR	6,200	673,630

		2,416,342

TOTAL COMMON STOCK (cost $33,666,396)		37,305,939

Asset-Backed Securites — 2.6%
FINANCE — 2.6%
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 A2 4.83% due 08/15/38(4)	$100,000	101,619
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 A2 4.74% due 03/13/40(4)	100,000	101,017
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 A4 4.68% due 08/13/39(4)	100,000	100,226
BMW Vehicle Owner Trust, Series 2002-A A4 4.46% due 05/25/07	100,000	101,122
Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92% due 04/15/08	100,000	100,376
Capital One Auto Finance Trust, Series 2002-A A4 4.79% due 01/15/09	100,000	101,952
Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due 02/15/08	100,000	100,893
Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95% due 02/09/09	100,000	104,258
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38(4)	100,000	95,371
DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% due 12/06/07	100,000	100,927
Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70% due 03/17/08	90,000	89,976
Household Automotive Trust, Series 2002-3 A3A 2.75% due 06/18/07	41,649	41,747
MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95% due 06/15/09	100,000	104,473
Morgan Stanley Capital I, Series 2003-T11 A4 5.15% due 06/13/41(4)	100,000	103,578
Onyx Acceptance Owner Trust, Series 2001-D A4 4.32% due 10/15/08	72,589	73,237
WFS Financial Owner Trust, Series 2002-3 A4 3.50% due 02/20/10	100,000	101,108

TOTAL ASSET-BACKED SECURITIES (cost $1,528,604)		1,521,880

Bonds & Notes — 26.2%
CONSUMER DISCRETIONARY — 1.6%
Centex Corp. 5.80% due 09/15/09	100,000	106,614
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	100,000	113,585
Federated Department Stores, Inc. 6.63% due 04/01/11	100,000	111,724
Kroger Co. 6.75% due 04/15/12	100,000	111,832
Mohawk Industries, Inc., Series D 7.20% due 04/15/12	120,000	138,141
Staples, Inc. 7.13% due 08/15/07	165,000	180,459
Target Corp. 3.38% due 03/01/08	100,000	99,637
Wal-Mart Stores, Inc. 4.38% due 07/12/07	85,000	87,643

		949,635

CONSUMER STAPLES — 0.1%
Coca-Cola Enterprises, Inc. 5.25% due 05/15/07	100,000	105,133

ENERGY — 0.2%
Valero Energy Corp. 6.88% due 04/15/12	100,000	112,596

FINANCE — 3.7%
Ace Capital Trust II 9.70% due 04/01/30	150,000	206,258
Allstate Corp. 7.88% due 05/01/05	100,000	103,085
American Express Co. 3.75% due 11/20/07	100,000	101,027
AXA 8.60% due 12/15/30	100,000	129,442
Berkshire Hathaway Finance Corp. 4.63% due 10/15/13	100,000	99,883
ChevronTexaco Capital Co. 3.50% due 09/17/07	100,000	100,934
Citigroup, Inc. 6.50% due 01/18/11	100,000	112,191
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	100,000	120,669
First Financial Caribbean Corp. 7.84% due 10/10/06	100,000	107,633
General Electric Capital Corp., Series MTNA 5.88% due 02/15/12	100,000	108,553
Goldman Sachs Group, Inc. 4.13% due 01/15/08	100,000	101,927
Hartford Life, Inc. 7.38% due 03/01/31	100,000	120,066
Household Finance Corp. 6.38% due 10/15/11	100,000	110,221
J.P. Morgan Chase & Co. 5.13% due 09/15/14	145,000	145,777
MBIA, Inc. 6.63% due 10/01/28	100,000	105,140
Morgan Stanley 5.30% due 03/01/13	100,000	102,493
National Rural Utilities Cooperative Finance Corp. 3.88% due 02/15/08	100,000	100,891
USA Education, Inc., Series MTNA 5.63% due 04/10/07	100,000	105,249
Wachovia Corp. 3.63% due 02/17/09	100,000	99,219

		2,180,658

HEALTHCARE — 0.3%
American Home Products Corp. 6.95% due 03/15/11	100,000	111,199
UnitedHealth Group, Inc. 5.00% due 08/15/14	100,000	101,237

		212,436

INDUSTRIAL & COMMERCIAL — 0.8%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	256,875	288,293
First Data Corp. 3.38% due 08/01/08	100,000	99,116
General Dynamics Corp. 2.13% due 05/15/06	75,000	74,186

		461,595

INFORMATION & ENTERTAINMENT — 0.7%
Continental Airlines, Inc., Series 01-1 Pass Through 6.70% due 12/15/22	86,775	80,868
Cox Enterprises, Inc. 8.00% due 02/15/07*	100,000	107,324
Time Warner, Inc. 6.15% due 05/01/07	100,000	106,286
USA Interactive 7.00% due 01/15/13	100,000	109,439

		403,917

INFORMATION TECHNOLOGY — 1.3%
AT&T Broadband Corp. 8.38% due 03/15/13	100,000	121,099
AT&T Wireless Services, Inc. 7.50% due 05/01/07	100,000	110,171
Computer Sciences Corp. 3.50% due 04/15/08	100,000	99,702
Deutsche Telekom International Finance BV 3.88% due 07/22/08	100,000	100,399
Hewlett-Packard Co. 5.75% due 12/15/06	100,000	105,483
International Business Machines Corp. 5.38% due 02/01/09	100,000	106,629
Verizon Global Funding Corp. 6.88% due 06/15/12	100,000	113,354

		756,837

MATERIALS — 0.2%
Forest Products — 0.2%
Weyerhaeuser Co. 5.95% due 11/01/08	100,000	107,598

MUNICIPAL BONDS — 0.1%
Illinois State General Obligation Pension 3.85% due 06/01/13	65,000	61,504

U.S. GOVERNMENT AGENCIES — 10.8%
Federal Home Loan Mtg. Corp. 6.50% due 12/01/10	15,733	16,665
Federal Home Loan Mtg. Corp. 6.50% due 08/01/25	3,045	3,209
Federal Home Loan Mtg. Corp. 6.50% due 08/01/25	62,643	66,004
Federal Home Loan Mtg. Corp. 6.50% due 09/01/25	16,644	17,537
Federal Home Loan Mtg. Corp. 6.50% due 10/01/25	92,078	97,019
Federal Home Loan Mtg. Corp. 6.50% due 11/01/25	32,703	34,458
Federal National Mtg. Assoc. 4.50% due 11/01/18	903,854	903,340
Federal National Mtg. Assoc. 5.00% due 01/01/18	25,676	26,159
Federal National Mtg. Assoc. 5.00% due 02/01/18	675,391	687,615
Federal National Mtg. Assoc. 5.00% due 04/01/18	39,545	40,288
Federal National Mtg. Assoc. 5.00% due 03/01/19	968,553	985,273
Federal National Mtg. Assoc. 5.00% due 04/01/19	160,124	162,888
Federal National Mtg. Assoc. 6.50% due 04/01/28	70,714	74,351
Federal National Mtg. Assoc. 6.50% due 08/01/28	38,307	40,278

Government National Mtg. Assoc. 5.00% due 05/15/33	917,591	915,319
Government National Mtg. Assoc. 5.50% due October TBA	450,000	457,594
Government National Mtg. Assoc. 6.00% due 10/15/32	232,259	241,179
Government National Mtg. Assoc. 6.50% due 05/15/23	1,958	2,079
Government National Mtg. Assoc. 6.50% due 08/15/23	6,275	6,665
Government National Mtg. Assoc. 6.50% due 09/15/23	32,356	34,366
Government National Mtg. Assoc. 6.50% due 10/15/23	6,617	7,028
Government National Mtg. Assoc. 6.50% due 11/15/23	256,880	272,839
Government National Mtg. Assoc. 6.50% due 12/15/23	248,449	263,884
Government National Mtg. Assoc. 6.50% due 09/15/28	57,701	61,119
Government National Mtg. Assoc. 6.50% due 11/15/28	62,236	65,861
Government National Mtg. Assoc. 6.50% due 05/15/31	276,281	291,837
Government National Mtg. Assoc. 6.50% due 09/15/31	19,011	20,081
Government National Mtg. Assoc. 6.50% due 10/15/31	10,463	11,053
Government National Mtg. Assoc. 6.50% due October TBA	210,000	221,353
Government National Mtg. Assoc. 7.00% due 07/15/29	51,705	55,190
Government National Mtg. Assoc. 7.00% due 12/15/29	293,720	313,519

		6,396,048

U.S. GOVERNMENT OBLIGATIONS — 5.5%
United States Treasury Bonds 3.50% due 11/15/06	500,000	508,769
United States Treasury Bonds 5.38% due 02/15/31	1,200,000	1,285,500
United States Treasury Notes 1.63% due 09/30/05	1,000,000	994,492
United States Treasury Notes 3.13% due 05/15/07	500,000	504,219

		3,292,980

UTILITIES — 0.9%
Dominion Resources, Inc. 4.13% due 02/15/08	100,000	101,328
Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*	100,000	107,460
KeySpan Corp. 6.15% due 06/01/06	100,000	104,956
Kinder Morgan, Inc. 6.50% due 09/01/12	100,000	109,955
NSTAR 8.00% due 02/15/10	100,000	118,233

		541,932

TOTAL BONDS & NOTES (cost $15,105,726)		15,582,869

TOTAL INVESTMENT SECURITIES (cost $50,300,726)		54,410,688

Short-Term Securities — 1.7%
U.S. GOVERNMENT AGENCIES — 0.9%
Federal National Mtg. Assoc. Disc. Notes 1.65% due 10/12/04(1)		500,000	499,737

U.S. GOVERNMENT OBLIGATIONS — 0.8%
United States Treasury Bills 1.43% due 11/12/04(1)		500,000	499,175

TOTAL SHORT-TERM SECURITIES (cost $998,912)			998,912

Repurchase Agreement — 8.2%
UBS Securities, LLC Joint Repurchase Agreement(1)(2)(3) (cost $4,840,000)		4,840,000	4,840,000

TOTAL INVESTMENTS — (cost $56,139,638)@	101.5%		60,249,600
Liabilities in excess of other assets—	(1.5)		(869,032)

NET ASSETS—	100.0%		$59,380,568

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $214,784 representing 0.36% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	Security represents an investment in an affiliated company.
@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	The security or a portion thereof represents collateral for TBAs.
(4)	Commercial Mortgage-Backed Security

Pass Through —These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

TBA  —  Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	September 30,	Appreciation/
Contracts	Description	Date	Trade Date	2004	(Depreciation)
2 Short	Russell 2000 Index	December 2004	$569,736	$574,000	$(4,264)
2 Long	S&P 500 Index	December 2004	559,775	557,450	(2,325)
7 Short	U.S. Treasury 10 YR Notes (CBT)	December 2004	793,844	788,375	5,469

					(1,120)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET
PORTFOLIO

Investment Portfolio — September 30, 2004
(unaudited)

Common Stock — 74.4%	Shares/ Principal Amount(10)	Value (Note 1)
CAPITAL APPRECIATION — 22.2%
Aerospace & Military Technology — 1.1%
General Dynamics Corp. (1)	4,400	$449,240

Broadcasting & Media — 1.3%
Cox Communications, Inc., Class A†(1)	7,700	255,101
Omnicom Group (1)	2,700	197,262
Univision Communications, Inc., Class A†(1)	1,900	60,059

Business Services — 0.4%
Cendant Corp. (1)	4,400	95,040
First Data Corp.	1,500	65,250

Computers & Business Equipment — 0.8%
Dell, Inc. †(1)	5,900	210,040
EMC Corp. †	10,400	120,016

Drugs — 3.6%
Astrazeneca, PLC Sponsored ADR (1)	5,200	213,876
Cardinal Health, Inc. (1)	2,000	87,540
Cephalon, Inc. †	1,000	47,900
Eli Lilly & Co.	1,800	108,090
Forest Laboratories, Inc. †(1)	10,100	454,298
Genzyme Corp. †(1)	7,100	386,311
Gilead Sciences, Inc. †	1,200	44,856
ICOS Corp. †	4,200	101,388

Education — 0.9%
Apollo Group, Inc., Class A†(1)	5,100	374,187

Electronics — 0.5%
Analog Devices, Inc. (1)	2,300	89,194
MEMC Electronic Materials, Inc. †(1)	15,800	133,984

Energy Services — 0.4%
Valero Energy Corp.	1,900	152,399

Financial Services — 1.1%
Citigroup, Inc. (1)	9,600	423,552

Health Services — 1.0%
Medco Health Solutions, Inc. †(1)	13,000	401,700

Insurance — 0.9%
ACE, Ltd. (1)	3,000	120,180
Ambac Financial Group, Inc. (1)	3,000	239,850

Internet Content — 2.6%
eBay, Inc. †(1)	3,600	330,984
Yahoo!, Inc. †(1)	20,500	695,155

Medical Products — 1.0%
Guidant Corp. (1)	5,900	389,636

Retail — 1.8%
Best Buy Co., Inc.	3,500	189,840
Staples, Inc. (1)	17,800	530,796

Software — 0.4%
Network Appliance, Inc. †	6,500	149,500

Telecommunications — 4.4%
Amdocs, Ltd. †	6,000	130,980
Corning, Inc. †(1)	23,300	258,164
Crown Castle International Corp. †(1)	13,600	202,368
Motorola, Inc. (1)	8,800	158,752
Nextel Communications, Inc., Class A†(1)	22,200	529,248
Polycom, Inc. †(1)	9,000	178,380
Telefonaktiebolaget LM Ericsson Sponsored ADR†(1)	10,200	318,648

		8,893,764

CORE EQUITY — 14.2%
Aerospace & Military Technology — 0.8%
United Technologies Corp. (1)	3,500	326,830

Apparel & Textiles — 0.6%
Nike, Inc., Class B (1)	2,900	228,520

Banks — 0.6%
Bank of America Corp. (1)	5,300	229,649

Business Services — 1.1%
Accenture, Ltd., Class A†(1)	14,100	381,405
Monster Worldwide, Inc. †	2,600	64,064

Chemicals — 0.0%
Pioneer Cos., Inc. †	212	3,180

Drugs — 1.0%
Amgen, Inc. †	700	39,676
Elan Corp., PLC Sponsored ADR†(1)	10,200	238,680
Millennium Pharmaceuticals, Inc. †	9,400	128,874

Electric Utilities — 1.0%
Exelon Corp.	4,300	157,767
TXU Corp. (1)	5,600	268,352

Energy Services — 0.5%
Schlumberger, Ltd.	2,600	175,006
Texas Petrochemicals, Inc. †	2,466	23,735

Financial Services — 1.4%
Countrywide Financial Corp. (1)	8,400	330,876
Fannie Mae (1)	3,800	240,920

Food, Beverage & Tobacco — 1.6%
Altria Group, Inc. (1)	7,300	343,392
PepsiCo, Inc. (1)	6,200	301,630

Gas & Pipeline Utilities — 0.6%
Marathon Oil Corp. (1)	5,500	227,040

Household & Personal Products — 0.8%
Gillette Co. (1)	7,500	313,050

Insurance — 0.9%
MBIA, Inc. (1)	2,800	162,988
Marsh & McLennan Cos., Inc. (1)	4,200	192,192

Leisure & Tourism — 0.3%
AMR Corp. †	15,000	109,950

Multi-Industry — 0.3%
Tyco International, Ltd.	3,700	113,442

Software — 1.8%
Infosys Technologies, Ltd. Sponsored ADR (1)	4,100	232,060
Microsoft Corp. (1)	16,700	461,755
Red Hat, Inc. †	3,800	46,512

Telecommunications — 0.6%
America Movil SA de CV ADR (1)	2,600	101,478
Mobile Telesystems Sponsored ADR	700	101,493

Utilities — 0.3%
PT Telekomunikasi Indonesia Sponsored ADR	8,100	143,289

		5,687,805

Global Capital Appreciation — 2.7%
Canada — 0.5%
Canadian National Railway Co. (Industrial & Commercial)	4,100	198,850

Ireland — 0.5%
Ryanair Holdings, PLC Sponsored ADR (Information & Entertainment)	6,600	192,720

Japan — 0.2%
Shionogi & Co., Ltd. (Healthcare) (1)	5,000	71,766

Switzerland — 0.4%
UBS AG (Finance)	2,600	182,858

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Information Technology)	333,567	425,183

		1,071,377

Global Core Equity — 35.3%
Australia — 0.7%
WMC Resources, Ltd. (Materials)	67,196	262,150

Belgium — 1.0%
Belgacom SA (Information Technology) †	11,522	413,242

Canada — 3.2%
EnCana Corp. (Energy)	6,426	297,243
Petro-Canada (Energy)	1,767	91,796
Research In Motion, Ltd. (Information Technology) †(1)	8,600	656,524
Talisman Energy, Inc. (Energy)	9,100	236,544

China — 0.5%
China Petroleum & Chemical Corp., Class H (Energy)	542,000	220,701

France — 6.3%
Axa (Finance)	10,900	220,815
Alstom (Industrial & Commercial) †	523,800	312,671
Cie Generale d’Optique Essilor International SA (Healthcare)	4,266	274,544
France Telecom SA (Information Technology)	10,800	269,423
Groupe Danone (Consumer Staples)	2,600	204,672
Lafarge SA (Materials) (1)	3,177	278,342
M6-Metropole Television (Information & Entertainment)	9,458	253,353
Peugeot SA (Consumer Discretionary)	3,400	209,721
Pinault-Printemps-Redoute SA (Consumer Discretionary) (1)	2,200	202,321
Societe Television Francaise 1 (Information & Entertainment)	3,500	99,413
Vivendi Universal SA (Information & Entertainment) †	8,400	215,506

Germany — 2.4%
Daimlerchrysler AG (Consumer Discretionary)	5,300	218,824
Deutsche Lufthansa AG (Information & Entertainment) †	15,300	178,284
E.ON AG (Utilities)	3,700	273,318
Muenchener Ruckversicherungs-Gesellschaft AG (Finance)	3,000	289,361

Hong Kong — 1.1%
Esprit Holdings, Ltd. (Industrial & Commercial)	38,500	197,013
Sun Hung Kai Properties, Ltd. (Real Estate)	27,000	254,515

Italy — 0.8%
ENI SpA (Energy) (1)	14,855	333,265

Japan — 4.9%
Eisai Co., Ltd. (Healthcare)	9,000	245,432
Electric Power Development Co. (Utilities) †(6)	1,700	41,724
Japan Tobacco, Inc. (Consumer Staples)	59	494,482

Olympus Corp. (Information & Entertainment)	11,000	212,481
Sankyo Co., Ltd. (Healthcare)	11,100	235,097
Sumitomo Metal Mining Co., Ltd. (Materials)	38,000	263,903
Sumitomo Trust & Banking Co., Ltd. (Finance)	51,000	302,263
Takefuji Corp. (Finance)	2,900	185,847

Netherlands — 4.0%
ABN AMRO Holding NV (Finance)	13,485	306,722
ASML Holding NV (Information Technology) †	17,200	221,600
European Aeronautic Defense and Space Co. (Industrial & Commercial)	9,365	248,416
Fortis (Finance) †	10,400	247,546
ING Groep NV (Finance)	12,535	316,759
Koninklijke Ahold NV (Consumer Staples) †	39,400	251,849

Philippines — 0.3%
Philippine Long Distance Telephone Co. (Utilities) †	5,500	136,521

Russia — 0.3%
LUKOIL Sponsored ADR (Energy)	900	112,275

South Korea — 2.1%
Hyundai Motor Co. (Consumer Discretionary)	2,900	133,730
Kia Motors Corp. (Consumer Discretionary)	28,910	266,128
LG Electronics, Inc. (Information Technology)	3,600	206,965
SK Corp. (Energy)	5,030	231,952

Sweden — 1.3%
Nordea Bank AB (Finance)	32,010	261,602
Telefonaktiebolaget LM Ericsson, Class B (Information Technology) †	81,670	253,519

Switzerland — 2.7%
Adecco SA (Industrial & Commercial)	1,730	86,142
Converium Holdings AG (Finance)	691	9,295
Converium Holdings AG ADR (Finance)	400	2,780
Novartis AG (Healthcare)	14,020	655,314
UBS AG (Finance) (1)	4,460	314,849

Taiwan — 0.5%
Quanta Computer, Inc. (Information Technology)	107,615	185,325

Thailand — 0.3%
Kasikornbank PCL (Finance) †	90,600	101,822

United Kingdom — 2.9%
AstraZeneca, PLC (Healthcare) (1)	5,650	231,899
GlaxoSmithKline, PLC (Healthcare)	12,700	274,093
Kingfisher, PLC (Consumer Discretionary)	4,423	24,706
Reckitt Benckiser, PLC (Consumer Staples) (1)	8,022	196,826
Rolls Royce Group, PLC (Industrial & Commercial)	57,947	265,927
Royal Bank of Scotland Group, PLC (Finance)	5,500	159,066

		14,148,418

TOTAL COMMON STOCK (cost $27,849,381)		29,801,364

Preferred Stock — 0.0%
Core Equity — 0.0%
Metals & Minerals — 0.0%

Weirton Steel Corp., Series C †(5)(6)(7)(8) (cost $0)		1,125	56

Asset-Backed Securities 0.3%
CORE BOND — 0.3%
Finance - 0.3%
Advanta Mtg. Loan Trust, Series 1999-4 A 2.21% due 11/25/29 (4)		$20,178	20,172
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33 (11)		25,000	26,635
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 A2 4.83% due 08/15/38 (11)		25,000	25,405
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38 (11)		20,000	19,074
John Deere Owner Trust, Series 2003-A A2 1.31% due 01/15/06		8,009	8,001
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30 (11)		25,000	27,537

TOTAL ASSET-BACKED SECURITIES (cost $125,014)			126,824

Bonds & Notes — 21.5%
Core Bond — 10.5%
Consumer Discretionary — 0.9%
Advanced Accessory Holdings Corp. 1.00% due 12/15/11 (3)		25,000	10,000
ArvinMeritor, Inc. 8.75% due 03/01/12		30,000	33,225
Beazer Homes USA, Inc. 8.63% due 05/15/11		25,000	27,562
Building Materials Corp. of America 7.75% due 08/01/14 *		5,000	4,950
Champion Enterprises, Inc. 7.63% due 05/15/09		15,000	14,850
Champion Home Builders Co. 11.25% due 04/15/07		5,000	5,450
D.R. Horton, Inc. 9.75% due 09/15/10		35,000	42,262
Dana Corp. 9.00% due 08/15/11		10,000	12,075
Dana Corp. 10.13% due 03/15/10		10,000	11,350
Dura Operating Corp., Series B 8.63% due 04/15/12		10,000	9,900
Eagle-Picher Industries, Inc. 9.75% due 09/01/13		5,000	5,100
Levi Strauss & Co. 7.00% due 11/01/06		10,000	10,000
Meritage Homes Corp. 9.75% due 06/01/11		5,000	5,613
Navistar International Corp., Series B 9.38% due 06/01/06		5,000	5,363
Petro Stopping Centers LP 9.00% due 02/15/12		5,000	5,300
Rite Aid Corp. 8.13% due 05/01/10		5,000	3,950
RJ Tower Corp. 12.00% due 06/01/13		10,000	10,500
Stanadyne Corp. 10.00% due 08/15/14 *		10,000	10,400
Standard-Pacific Corp. 9.50% due 09/15/10		20,000	21,900
Staples, Inc. 5.88% due 11/15/04	EUR	10,000	12,477
Technical Olympic USA, Inc. 7.50% due 03/15/11		30,000	35,700
Tenneco Automotive, Inc., Series B 10.25% due 07/15/13		15,000	15,262
TRW Automotive, Inc. 11.00% due 02/15/13		10,000	11,400
Visteon Corp. 7.00% due 03/10/14		45,000	42,750
Winn-Dixie Stores, Inc. 8.88% due 04/01/08		25,000	20,375

Consumer Staples — 0.2%
American Rock Salt Co., LLC 9.50% due 03/15/14 *		10,000	10,350
Great Atlantic & Pacific Tea Co. 9.13% due 12/15/11		50,000	38,250
Johnsondiversey, Inc., Series B 9.63% due 05/15/12		5,000	5,600
Playtex Products, Inc. 8.00% due 03/01/11		15,000	15,900
Playtex Products, Inc. 9.38% due 06/01/11		10,000	10,250
Standard Commercial Corp. 8.00% due 04/15/12 *		5,000	5,100
United Agri Products, Inc. 8.25% due 12/15/11 *		5,000	5,400

Energy — 0.9%
Burlington Resources Finance Co. 6.68% due 02/15/11		10,000	11,224
Chesapeake Energy Corp. 6.88% due 01/15/16		15,000	15,675
Chesapeake Energy Corp. 7.50% due 09/15/13		15,000	16,425
Chesapeake Energy Corp. 7.75% due 01/15/15		20,000	21,800
Costilla Energy, Inc. 10.25% due 10/01/06 †(5)(6)(7)		130,000	0
El Paso Corp. 7.00% due 05/15/11		65,000	62,725
El Paso Production Holding Co. 7.75% due 06/01/13		15,000	15,037
Encore Acquisition Co. 8.38% due 06/15/12		5,000	5,575
Energy Corp. of America, Series A 9.50% due 05/15/07		43,000	41,280
Giant Industries, Inc. 8.00% due 05/15/14		5,000	5,100
Giant Industries, Inc. 11.00% due 05/15/12		11,000	12,595
Newfield Exploration Co. 6.63% due 09/01/14 *		10,000	10,425
Parker Drilling Co. 9.63% due 10/01/13		15,000	16,725
Peabody Energy Corp., Series B 6.88% due 03/15/13		10,000	10,800
Petroleum Geo-Services ASA 10.00% due 11/05/10		30,000	33,975

Plains Exploration & Production Co. 7.13% due 06/15/14 *	5,000	5,363
Premcor Refining Group, Inc. 6.75% due 05/01/14	15,000	15,525
Premcor Refining Group, Inc. 7.75% due 02/01/12	10,000	10,900
Pride International, Inc. 7.38% due 07/15/14 *	10,000	11,100
Tesoro Petroleum Corp. 8.00% due 04/15/08	5,000	5,400
Whiting Petroleum Corp. 7.25% due 05/01/12	5,000	5,050
Williams Cos., Inc. 7.13% due 09/01/11	15,000	16,462
Williams Cos., Inc. 8.13% due 03/15/12	5,000	5,763

Finance — 0.3%
Alamosa Delaware, Inc. 11.00% due 07/31/10	30,000	33,975
Arch Western Finance, LLC 1.00% due 07/01/13 *	20,000	21,500
Borden US Finance Corp. 9.00% due 07/15/14 *	10,000	10,500
Chevy Chase Bank FSB 6.88% due 12/01/13	10,000	10,100
NAC Re Corp. 7.15% due 11/15/05	20,000	20,837
New ASAT Finance, Ltd. 9.25% due 02/01/11 *	20,000	16,800
Refco Finance Holdings, LLC 9.00% due 08/01/12 *	5,000	5,338

Healthcare — 0.6%
AmerisourceBergen Corp. 7.25% due 11/15/12	15,000	16,275
AmerisourceBergen Corp. 8.13% due 09/01/08	5,000	5,550
Biovail Corp. 7.88% due 04/01/10	20,000	20,400
Eli Lilly & Co. 1.79% due 08/24/07 (4)	50,000	49,909
Extendicare Health Services, Inc. 9.50% due 07/01/10	10,000	11,225
Hanger Orthopedic Group, Inc. 10.38% due 02/15/09	20,000	18,400
NDCHealth Corp. 10.50% due 12/01/12	40,000	43,700
Omnicare, Inc. 6.13% due 06/01/13	5,000	5,025
Omnicare, Inc., Series B 8.13% due 03/15/11	15,000	16,312
Radiologix, Inc., Series B 10.50% due 12/15/08	10,000	10,350
Triad Hospitals, Inc. 7.00% due 05/15/12	5,000	5,225
VWR International, Inc. 6.88% due 04/15/12 *	5,000	5,225
VWR International, Inc. 8.00% due 04/15/14 *	5,000	5,288
WellPoint Health Networks, Inc. 6.38% due 01/15/12	15,000	16,557

Industrial & Commercial — 0.9%
Allied Waste North America, Inc., Series B 8.50% due 12/01/08	30,000	32,550
Argo-Tech Corp. 9.25% due 06/01/11 *	5,000	5,363
Blount, Inc. 8.88% due 08/01/12	10,000	10,625
Case New Holland, Inc. 9.25% due 08/01/11 *	55,000	61,600
Cornell Cos., Inc. 10.75% due 07/01/12 *	10,000	10,050
Cummins, Inc. 9.50% due 12/01/10	5,000	5,775
ERICO International Corp. 8.88% due 03/01/12	5,000	5,175
General Cable Corp. 9.50% due 11/15/10	15,000	16,650
JB Poindexter & Co., Inc. 8.75% due 03/15/14 *	25,000	26,437
Koppers, Inc. 9.88% due 10/15/13	25,000	27,625
L-3 Communications Corp. 7.63% due 06/15/12	20,000	22,000
Lazydays RV Center, Inc. 11.75% due 05/15/12 *	15,000	15,750
Numatics, Inc., Series B 9.63% due 04/01/08	15,000	13,500
Polypore, Inc. 8.75% due 05/15/12 *	15,000	15,563
Sequa Corp., Series B 8.88% due 04/01/08	15,000	16,275
United Rentals North America, Inc. 6.50% due 02/15/12	35,000	33,687
Von Hoffman Corp. 10.25% due 03/15/09	20,000	22,200
Xerox Corp. 7.63% due 06/15/13	15,000	16,200
Xerox Corp. 9.75% due 01/15/09	10,000	11,650

Information & Entertainment — 1.9%
AMF Bowling Worldwide, Inc. 10.00% due 03/01/10 *		15,000	15,900
Advanstar Communications, Inc. 10.75% due 08/15/10		15,000	16,613
Advanstar Communications, Inc., Series B 12.00% due 02/15/11		10,000	10,700
American Color Graphics, Inc. 10.00% due 06/15/10		5,000	3,850
Aztar Corp. 9.00% due 08/15/11		15,000	16,613
CSC Holdings, Inc., Series B 7.63% due 04/01/11		45,000	47,419
Cablevision Systems Corp. 8.00% due 04/15/12 *		10,000	10,425
Charter Communications Holdings, LLC 13.50% due 01/15/11 (3)		115,000	82,225
Delta Air Lines, Inc. 7.90% due 12/15/09		40,000	11,200
Dex Media West, LLC/Dex Media Finance Co., Series B 9.88% due 08/15/13		33,000	38,775
Echostar DBS Corp. 6.38% due 10/01/11		55,000	55,687
El Pollo Loco, Inc. 9.25% due 12/15/09		20,000	20,600
Granite Broadcasting Corp. 9.75% due 12/01/10		5,000	4,625
Houghton Mifflin Co. 9.88% due 02/01/13		10,000	10,500
Icon Health & Fitness, Inc. 11.25% due 04/01/12		10,000	10,700
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10		35,000	38,325
LBI Media, Inc. 11.00% due 10/15/13 (3)		30,000	21,637
Lamar Media Corp. 7.25% due 01/01/13		5,000	5,375
Lodgenet Entertainment Corp. 9.50% due 06/15/13		10,000	10,900
MGM MIRAGE, Inc. 8.38% due 02/01/11		25,000	27,594
MGM MIRAGE, Inc. 8.50% due 09/15/10		25,000	28,406
Mandalay Resort Group 9.38% due 02/15/10		25,000	28,750
McDonald’s Corp., Series EMTN 5.88% due 04/23/32	GBP	10,000	18,520
Mediacom, LLC 9.50% due 01/15/13		35,000	33,687
Mortons Restaurant Group 7.50% due 07/01/10		5,000	4,775
Northwest Airlines, Inc. 9.88% due 03/15/07		15,000	11,325
OED Corp. 8.75% due 04/15/12 *		15,000	13,875
Park Place Entertainment Corp. 8.13% due 05/15/11		45,000	51,975
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12 *		30,000	36,375
Real Mex Restaurants, Inc. 10.00% due 04/01/10 *		10,000	10,150
River Rock Entertainment Authority 9.75% due 11/01/11		10,000	10,525
Seneca Gaming Corp. 7.25% due 05/01/12 *		5,000	5,163
Station Casinos, Inc. 6.00% due 04/01/12		15,000	15,375
True Temper Sports, Inc. 8.38% due 09/15/11		5,000	4,650
Vertis, Inc., Series B 10.88% due 06/15/09		15,000	16,125
Warner Music Group 7.38% due 04/15/14 *		10,000	10,325

Information Technology — 1.0%
Alaska Communications Systems Holdings, Inc. 9.88% due 08/15/11		10,000	9,650
American Cellular Corp. 10.00% due 08/01/11		25,000	20,250
Amkor Technology, Inc. 7.13% due 03/15/11		20,000	16,400
Amkor Technology, Inc. 9.25% due 02/15/08		15,000	13,950
Avaya, Inc. 11.13% due 04/01/09		23,000	26,507
Centennial Cellular Operating Co. 10.13% due 06/15/13		15,000	15,787
Centennial Communications Corp. 8.13% due 02/01/14 *		15,000	14,438
Crown Castle International Corp. 9.38% due 08/01/11		5,000	5,750
GCI, Inc. 7.25% due 02/15/14		25,000	24,500
MCI, Inc. 7.74% due 05/01/14		5,000	4,738
Nextel Communications, Inc. 9.50% due 02/01/11 (1)		30,000	34,050
Nortel Networks, Ltd. 6.13% due 02/15/06		10,000	10,200
Rural Cellular Corp. 8.25% due 03/15/12 *		5,000	5,087
Rural Cellular Corp. 9.75% due 01/15/10		15,000	13,050
SGC Holding Corp./Semiconductor Components Industries, LLC zero coupon due 08/04/11 *		20,000	27,000
Sanmina-SCI Corp. 10.38% due 01/15/10		45,000	51,469
Solectron Corp. 9.63% due 02/15/09		10,000	11,075
Telecommunications Techniques Co., LLC 9.75% due 05/15/08 †(5)(6)(7)(8)		140,000	0
Thomas & Betts Corp. 7.25% due 06/01/13		5,000	5,415
Time Warner Telecom Holdings, Inc. 9.25% due 02/15/14		15,000	14,925
Triton PCS, Inc. 8.75% due 11/15/11		15,000	10,200
UCAR Finance, Inc. 10.25% due 02/15/12		15,000	17,175
Verizon New England, Inc. 6.50% due 09/15/11		15,000	16,547
Western Wireless Corp. 9.25% due 07/15/13		20,000	20,400

Materials — 1.5%
AK Steel Corp. 7.88% due 02/15/09		15,000	14,888
ARCO Chemical Co. 9.80% due 02/01/20		25,000	26,062
Anchor Glass Container Corp. 11.00% due 02/15/13		25,000	28,500
Bowater, Inc. 6.50% due 06/15/13		5,000	4,851
Consumers International, Inc. 10.25% due 04/01/05 †(5)(6)(7)(8)		50,000	5
Crompton Corp. 9.88% due 08/01/12		10,000	10,500
Equistar Chemicals LP 10.63% due 05/01/11		30,000	34,200
FastenTech, Inc. 11.50% due 05/01/11		15,000	16,875
Georgia-Pacific Corp. 8.88% due 02/01/10		35,000	40,950
Graphic Packaging International Corp. 8.50% due 08/15/11		15,000	16,763
IMC Global, Inc., Series B 10.88% due 06/01/08		40,000	48,500
International Paper Co. 5.38% due 08/11/06	EUR	10,000	12,930
Longview Fibre Co. 10.00% due 01/15/09		10,000	10,900
Lubrizol Corp. 5.50% due 10/01/14		5,000	4,966
Lyondell Chemical Co., Series B 9.88% due 05/01/07		22,000	23,237
Massey Energy Co. 6.63% due 11/15/10		10,000	10,425
Methanex Corp. 8.75% due 08/15/12		15,000	17,250
Millennium America, Inc. 9.25% due 06/15/08		15,000	16,538
Nalco Co. 7.75% due 11/15/11		10,000	10,600
Nalco Co. 8.88% due 11/15/13		15,000	16,125
Neenah Corp. 11.00% due 09/30/10 *		15,000	16,388
Omnova Solutions, Inc. 11.25% due 06/01/10		15,000	16,800
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13		35,000	37,275
Pioneer Cos., Inc. 5.09% due 12/31/06 (4)		1,038	1,017
Portola Packaging, Inc. 8.25% due 02/01/12		5,000	3,925
Resolution Performance Products, LLC 9.50% due 04/15/10		5,000	5,162
Resolution Performance Products, LLC 13.50% due 11/15/10		30,000	29,100
Steel Dynamics, Inc. 9.50% due 03/15/09		15,000	16,650
Stone Container Corp. 8.38% due 07/01/12		5,000	5,512
Stone Container Corp. 9.75% due 02/01/11		30,000	33,225
United States Steel, LLC 10.75% due 08/01/08		39,000	46,020
Valmont Industries, Inc. 6.88% due 05/01/14 *		5,000	5,150
Weyerhaeuser Co. 6.13% due 03/15/07		20,000	21,290

Real Estate — 0.1%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10		3,000	3,398
Health Care Property Investors, Inc. 6.45% due 06/25/12		10,000	10,856
Host Marriott LP, Series G 9.25% due 10/01/07		5,000	5,600
Host Marriott LP, Series I 9.50% due 01/15/07		25,000	27,687

U.S. Government Agencies — 0.3%
Federal Home Loan Mtg. Corp. 6.44% due 04/01/29 (4)		67,476	69,969
Federal National Mtg. Assoc. 4.79% due 11/01/12		25,000	25,358
Federal National Mtg. Assoc. 7.53% due 04/01/10		24,098	27,506

U.S. Government Obligations — 1.0%
United States Treasury Bond 5.38% due 02/15/31		195,000	208,894
United States Treasury Note 4.25% due 08/15/14		165,000	166,727

Utilities — 0.9%
AES Corp. 8.75% due 05/15/13 *		35,000	39,462
AT&T Corp. 7.80% due 11/15/11		40,000	44,750
Avista Corp. 9.75% due 06/01/08		5,000	5,902
CMS Energy Corp. 8.90% due 07/15/08		15,000	16,350
Calpine Corp. 8.50% due 07/15/10 *		25,000	19,125
Citizens Communications Co. 9.25% due 05/15/11		25,000	27,500
DPL, Inc. 6.88% due 09/01/11		15,000	15,900
NRG Energy, Inc. 8.00% due 12/15/13 *		25,000	26,781
Nevada Power Co. 9.00% due 08/15/13		20,000	23,000
Nevada Power Co., Series E 10.88% due 10/15/09		20,000	23,175
Qwest Communications International, Inc. 7.25% due 02/15/11 *		60,000	56,850
SEMCO Energy, Inc. 7.13% due 05/15/08		5,000	5,275
SEMCO Energy, Inc. 7.75% due 05/15/13		5,000	5,388

Utilities — (continued)
TECO Energy, Inc. 7.20% due 05/01/11		5,000	5,325
Virginia Electric & Power Co., Series A 5.38% due 02/01/07		10,000	10,460
Westar Energy, Inc. 9.75% due 05/01/07		34,000	38,733

			4,211,431

Global Core Bond — 11.0%
Australia — 0.4%
Commonwealth of Australia, Series 415 6.25% due 04/15/15	AUD	10,000	7,725
Commonwealth of Australia, Series 513 6.50% due 05/15/13	AUD	225,000	175,617

Austria — 0.6%
Republic of Austria 5.00% due 07/15/12 *	EUR	170,000	227,914

Brazil — 0.0%
Cia Vale Rio Doce 0.06% due 12/31/09 (Materials) (6)(7)(9)	BRL	2,000	0

Canada — 0.9%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10 (Materials)		40,000	42,900
Acetex Corp. 10.88% due 08/01/09 (Materials)		15,000	16,500
Bombardier Recreational Products, Inc. 8.38% due 12/15/13 (Information & Entertainment) *		10,000	10,525
Bowater Canada Finance Corp. 7.95% due 11/15/11 (Finance)		30,000	31,677
CanWest Media, Inc. 10.63% due 05/15/11 (Information & Entertainment)		15,000	17,062
Corus Entertainment, Inc. 8.75% due 03/01/12 (Information & Entertainment)		25,000	27,594
Norske Skog Canada, Ltd. 7.38% due 03/01/14 (Materials)		30,000	31,350
Quebecor Media, Inc. 13.75% due 07/15/11 (Information & Entertainment) (3)		40,000	38,600
Rogers Cable, Inc. 6.25% due 06/15/13 (Information & Entertainment)		10,000	9,800
Rogers Cantel, Inc. 9.75% due 06/01/16 (Information Technology)		25,000	27,906
Rogers Wireless Communications, Inc. 9.63% due 05/01/11 (Information Technology)		40,000	44,600
Russel Metals, Inc. 6.38% due 03/01/14 (Materials)		5,000	5,000
Shaw Communications, Inc. 8.25% due 04/11/10 (Information & Entertainment)		10,000	11,300
Tembec Industries, Inc. 8.63% due 06/30/09 (Materials)		35,000	35,875
Videotron Ltee 6.88% due 01/15/14 (Information & Entertainment)		5,000	5,125

Denmark — 0.9%
Kingdom of Denmark 4.88% due 04/18/07 (1)	EUR	220,000	287,230
Kingdom of Denmark 6.00% due 11/15/09	DKK	335,000	62,466

France — 0.1%
Crown European Holdings SA 10.88% due 03/01/13 (Materials)		30,000	34,875

Germany — 2.6%
Federal Republic of Germany, Series 00 5.50% due 01/04/31	EUR	135,000	189,981
Federal Republic of Germany, Series 03 3.75% due 07/04/13	EUR	220,000	270,344
Federal Republic of Germany, Series 97 6.00% due 07/04/07	EUR	170,000	228,876
Federal Republic of Germany, Series 99 4.50% due 07/04/09	EUR	275,000	360,402

Hungary — 0.2%
Government of Hungary, Series 09/D 8.25% due 10/12/09	HUF	15,720,000	75,819

Ireland — 0.0%
MDP Acquisitions, PLC 9.63% due 10/01/12 (Industrial & Commercial)		10,000	11,300

Japan — 2.4%
Japan Government Five Year Bond, Series 38 0.90% due 06/20/09	JPY	36,250,000	334,393
Japan Government Ten Year Bond, Series 204 1.60% due 06/20/08	JPY	20,100,000	190,935
Japan Government Ten Year Bond, Series 234 1.40% due 09/20/11	JPY	10,450,000	97,533
Japan Government Ten Year Bond, Series 255 1.50% due 09/20/13	JPY	24,000,000	221,325
Japan Government Twenty Year Bond, Series 64 1.90% due 09/20/23	JPY	14,150,000	126,335

Mexico — 0.5%
United Mexican States 8.13% due 12/30/19		10,000	11,475
United Mexican States, Series M10 10.50% due 07/14/11	MXN	1,910,000	177,795

Netherlands — 0.5%
Kingdom of Netherlands 5.50% due 01/15/28	EUR	135,000	188,754
Telefonica Europe BV 7.75% due 09/15/10 (Information Technology)		15,000	17,676

New Zealand — 0.7%
Goverment of New Zealand, Series 709 7.00% due 07/15/09	NZD	405,000	283,816

Poland — 0.2%
Republic of Poland, Series 0509 6.00% due 05/24/09	PLN	280,000	76,239

Russia — 0.1%
Russian Federation 8.75% due 07/24/05 *		40,000	41,700

Singapore — 0.0%
Oversea-Chinese Banking Corp. 7.25% due 09/06/11 (Finance)	EUR	15,000	21,997

South Africa — 0.1%
Republic of South Africa 5.25% due 05/16/13	EUR	20,000	25,098

Sweden — 0.2%
Kingdom of Sweden, Series 1043 5.00% due 01/28/09	SEK	310,000	44,836
Svenska Handelsbanken AB 1.70% due 02/14/05 (Finance) (6)		40,000	39,995

United Kingdom — 0.6%
Invensys, PLC 9.88% due 03/15/11 (Industrial & Commercial) *		15,000	15,375
National Grid Transco, PLC, Series EMTN 5.00% due 07/02/18 (Utilities)	EUR	10,000	12,439
United Kingdom Treasury 5.75% due 12/07/09	GBP	105,000	198,700

			4,414,779

TOTAL BONDS & NOTES (cost $8,367,129)			8,626,210

Warrants — 0.0% †
INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
KMC Telecom Holdings, Inc. Expires 1/31/08 (cost $912) (6)(7)		330	0

TOTAL INVESTMENT SECURITIES (cost $36,342,436)			38,554,454

Short-Term Securities — 5.9%
NON-U.S. GOVERNMENT OBLIGATIONS — 4.2%
Bank Negara Malaysia Bills, Series 0417 2.47% due 11/25/04		85,000	22,284
France Treasury Bills 1.82% due 12/9/04		240,000	297,318
France Treasury Bills 1.96% due 1/20/05		525,000	648,796
Netherlands Treasury Certificate 1.77% due 10/29/04		585,000	726,387

U.S. GOVERNMENT OBLIGATIONS — 1.7%
United States Treasury Bills 1.74% due 11/18/04		160,000	159,693
United States Treasury Bills 1.82% due 12/2/04		500,000	498,665

TOTAL SHORT-TERM SECURITIES (cost $2,318,320)			2,353,143

Repurchase Agreement — 2.8%
UBS Securities, LLC Joint Repurchase Agreement Account (2)
(cost $1,120,000)		1,120,000	1,120,000

TOTAL INVESTMENTS — (cost $39,780,756)@	104.9%		42,027,597

Liabilities in excess of other assets—	(4.9)	(1,960,412)

NET ASSETS—	100.0%	$40,067,185

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $897,885 representing 2.24% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	Security represents an investment in an affiliated company.
@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	Security is a “step-up’’ bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(5)	Bond in default
(6)	Fair valued security — see Note 1
(7)	Illiquid security
(8)	Company has filed Chapter 11 bankruptcy.
(9)	Variable rate security — the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(10)	Denominated in U.S. dollars unless otherwise indicated.
(11)	Commercial Mortgage-Backed Security

ADR — American Depository Receipt

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	June 30,	Appreciation
Contracts	Description	Date	Trade Date	2004	(Depreciation)
3 Short	Australian 10 YR Bond	December 2004	$1,625,666	$1,622,634	$3,032
8 Long	Australian 3 YR Bond	December 2004	1,531,484	1,528,640	(2,844)
4 Short	DAX Index	December 2004	494,689	485,622	9,067
4 Long	Euro Bund	December 2004	571,220	574,549	3,329
3 Short	FTSE 100 Index	December 2004	249,121	249,935	(814)
21 Short	OMX 100 Index	December 2004	202,552	204,551	(1,999)
2 Short	Russell 2000 Index	December 2004	569,750	574,000	(4,250)
1 Long	S&P ASX 200 Index	December 2004	65,608	66,622	1,014
2 Short	Tokyo Price Index	December 2004	202,603	200,063	2,540
1 Long	U.S. Long Bond (CBT)	December 2004	114,000	112,219	(1,781)
3 Short	U.S. Treasury 5 YR Note (CBT)	December 2004	333,708	332,250	1,458
2 Short	U.S. Treasury 10 YR Note (CBT)	December 2004	226,250	225,250	1,000

					$9,752

Open Forward Foreign Currency Contracts
Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
JPY	23,008,000	USD	210,151	12/09/04	203
JPY	16,455,000	USD	150,186	12/07/04	51
KRW	418,727	USD	363,557	12/22/04	1,339
*MXN	1,731,000	USD	244	11/24/04	244
*THB	1,140,000	USD	27,890	10/12/04	334
*TRL	35,380,000,000	USD	21,072	10/18/04	3,852
TWD	15,595,000	USD	462,897	12/22/04	2,845
*USD	703,424	AUD	1,002,000	10/25/04	24,121
*USD	1,236,687	EUR	1,084,000	11/22/04	20,961
*USD	46,913	BRL	155,000	01/14/05	5,777
*USD	376,534	GBP	211,000	12/03/04	3,847
*USD	177,713	SGD	304,000	10/18/04	2,803
*USD	403,780	EUR	327,000	12/22/04	2,744
*USD	173,511	NOK	1,181,000	12/14/04	2,550
*USD	123,196	CAD	158,000	10/13/04	2,033
*USD	64,006	PLN	231,000	10/04/04	1,695
*USD	28,693	CLP	18,263,000	10/01/04	1,243
*USD	116,984	CNY	932,000	08/14/06	1,238
*USD	41,668	HUF	8,600,000	11/19/04	1,171
*USD	54,039	ZAR	356,000	10/06/04	1,053
*USD	35,216	PLN	126,000	11/30/04	339
*USD	17,452	CHF	22,000	11/12/04	243
*USD	263,899	MXN	960,000	11/24/04	202
*USD	15,684	ARS	47,000	10/22/04	57
*USD	29,076	NZD	43,000	10/08/04	35
USD	1,528,996	GBP	860,800	12/22/04	20,816
USD	362,595	AUD	89,000	12/22/04	16,937
USD	282,389	NZD	457,000	12/07/05	12,717
USD	61,410	AUD	89,000	12/16/04	2,901
USD	23,869	CLP	14,656,000	11/17/04	155
USD	5,588	INR	260,000	11/02/04	58
*ZAR	356,000	USD	56,233	10/06/04	1,142

					137,120

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation
*ARS	47,000	USD	15,406	10/22/04	(335)
*AUD	1,055,000	USD	748,323	10/25/04	(17,705)
*BRL	138,000	USD	42,663	01/14/05	(4,249)
*CAD	218,000	USD	165,354	10/13/04	(7,429)
CAD	730,400	USD	561,846	12/22/04	(16,440)
*CHF	25,000	USD	19,727	11/12/04	(382)
CHF	662,050	USD	525,041	12/22/04	(8,299)
*CLP	18,263,000	USD	29,507	10/01/04	(430)
*CNY	627,000	USD	79,288	08/14/06	(245)
DKK	385,000	USD	63,626	10/26/04	(696)
*EUR	2,038,800	USD	2,474,420	12/22/04	(60,197)
*EUR	4,238,000	USD	5,167,303	11/22/04	(101,455)
EUR	829,000	USD	1,015,085	12/17/04	(15,519)
*GBP	331,000	USD	588,747	12/03/04	(7,964)
GBP	137,000	USD	241,921	12/17/04	(4,821)
*HUF	15,537,000	USD	76,669	11/19/04	(725)
*JPY	40,385,000	USD	365,862	12/22/04	(2,929)
*MXN	2,056,000	USD	179,441	10/07/04	(963)
*NOK	194,000	USD	28,880	12/14/04	(41)
*NZD	777,000	USD	498,233	10/08/04	(27,798)
NZD	434,000	USD	279,939	11/08/04	(12,702)
*PLN	276,000	USD	77,106	11/30/04	(778)
*PLN	231,000	USD	64,236	10/04/04	(1,465)
SEK	369,000	USD	48,793	10/29/04	(1,880)
SEK	1,469,000	USD	198,688	10/22/04	(3,052)
SEK	2,303,300	USD	306,363	12/22/04	(9,886)
*SGD	120,000	USD	73,742	10/18/04	(483)
*USD	180,582	MXN	2,056,000	10/07/04	(178)
*USD	28,003	THB	1,140,000	10/12/04	(448)
*USD	1,089,540	JPY	119,191,300	12/22/04	(1,097)
*USD	21,072	TRL	35,380,000,000	10/18/04	(3,889)
USD	5,423	IDR	50,000,000	03/15/05	(59)
USD	22,869	INR	1,049,000	12/16/04	(151)
USD	279,940	JPY	30,528,000	11/08/04	(1,876)
USD	6,486	TRL	10,000,000,000	11/22/04	(3,045)

					(319,610)

Net Unrealized Appreciation (Depreciation)					$(182,490)

*	Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

ARS — Argentine Peso	JPY — Japanese Yen
AUD — Australian Dollar	KRW — South Korean Won
BRL — Brazilian Real	MXN — Mexican Peso
CAD — Canadian Dollar	NOK — Norwegian Krone
CHF — Swiss Franc	NZD — New Zealand Dollar
CLP — Chilean Peso	PLN — Polish Zloty
CNY — Yuan Renminbi	SEK — Swedish Krona
DKK — Danish Krone	SGD — Singapore Dollar
EUR — Euro	THB — Thailand Baht
GBP — Pound Sterling	TRL — Turkish Lira
HUF — Hungarian Forint	TWD — New Taiwan Dollar
IDR — Indonesian Rupiah	USD — United States Dollar
INR — Indian Rupee	ZAR — South African Rand

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2004 — (unaudited)

Note 1. Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Except for the Money Market Portfolio, short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements:  As of September 30, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.12%	$270,000
Government and Quality Bond	21.81	48,990,000
Growth and Income	0.07	155,000
Growth	7.87	17,690,000
Capital Appreciation	49.16	110,435,000
Natural Resources	4.22	9,480,000
Multi-Asset	2.15	4,840,000
Strategic Multi-Asset	0.50	1,120,000

As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2004, bearing interest at a rate of 1.74% per annum, with a principal amount of $224,650,000, a repurchase price of $224,660,858, and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	8.13%	08/15/19	$150,000,000	$206,390,438
U.S. Treasury Bonds	6.13	11/15/27	19,581,000	23,099,485

Note 3. Transactions with Affiliates:  As disclosed in the investment portfolios, certain Portfolios own common stock issued by AIG or an affiliate thereof. During the nine months ended September 30, 2004, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at December 31,	Cost of	Cost of	Realized	Unrealized	at September 30,
Portfolio	Security	Income	2003	Purchases	Sales	Gain (Loss)	Gain (Loss)	2004
Growth and Income	American International Group, Inc.	$1,545	$548,467	$—	$33,698	$74,018	$(128,155)	$460,632
Growth	American International Group, Inc.	28,342	9,163,343	—	—	—	236,411	9,399,754
Multi-Asset	American International Group, Inc.	2,665	932,427	—	13,035	109,744	(188,236)	840,900

Note 4. Federal Income Taxes:  As of September 30, 2004, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

		Government
	Money	and	Asset	Growth and		Capital	Natural		Strategic
	Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Cost	$16,938,840	$954,850,611	$468,327,147	$18,216,876	$692,985,560	$1,233,833,592	$117,738,640	$56,153,753	$39,846,328

Appreciation	$—	$17,755,687	$44,941,222	$2,464,398	$76,836,068	$165,865,267	$50,149,530	$5,662,389	$3,419,083
Depreciation	—	(3,416,333)	(20,394,876)	(913,516)	(28,017,051)	(30,139,831)	(891,290)	(1,566,542)	(1,237,814)

Net unrealized appreciation (depreciation)	$—	$14,339,354	$24,546,346	$1,550,882	$48,819,017	$135,725,436	$49,258,240	$4,095,847	$2,181,269

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ Robert M. Zakem Robert M. Zakem President

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Zakem Robert M. Zakem President

Date: November 24, 2004

By:	/s/ Donna M. Handel Donna M. Handel Treasurer

Date: November 24, 2004